UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of registrant as specified in charter)

730 Third Avenue, New York, New York	10017

(Address of principal executive offices)	(Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue,

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2005

Item 1. Reports to Stockholders.

2005 ANNUAL REPORT

TIAA SEPARATE

ACCOUNT VA-1

December 31, 2005

Audited financial statements including summary portfolio of investments

Stock Index Account

SIGN UP FOR ELECTRONIC DELIVERY AT

www.tiaa-cref.org/howto/edelivery.html

PERFORMANCE OVERVIEW AS OF DECEMBER 31, 2005

	Average annual compound rates of total return
	Inception date	1 year	5 years	10 years
EQUITIES
Stock Index Account	11/1/1994	5.40%	1.09%	8.74%

The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 223-1200.

The TIAA Separate Account VA-1 is not promoted or sponsored by, or affiliated with, the Frank Russell Company.

Understanding this report

This report contains information about the TIAA Separate Account VA-1 and analyzes the account’s results for the year ended December 31, 2005. It has four main sections:

•	The performance overview on the facing page shows the account’s returns in a variety of time periods.

•	The letter from Scott Evans, TIAA-CREF’s chief investment officer, explains how economic conditions affected investment returns in the United States during the past year.

•	The account performance section compares the account’s return with the returns of the account’s benchmark and peer group. This section also provides information about risks and expenses.

•	The financial statements contain detailed information about the operations and financial condition of the account.

You can get current performance information at the end of every business day from our automated telephone service or from the TIAA-CREF website.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. Please visit our website at www.tiaa-cref.org, or call 800 223-1200, for a prospectus that contains this and other important information. We urge you to read it carefully before investing.

Report to policyholders

During 2005 rising interest rates, record oil prices and a pair of catastrophic hurricanes tested the resilience of the nation’s economy and confined U.S. stock and bond returns to a narrow range. Gains were concentrated in brief periods, rewarding investors who remained fully invested throughout the year.

The Russell 3000® Index, one of the broadest U.S. stock market barometers, posted gains in only seven months of the year, and its 6.1% advance depended largely on the 4.1% jump during July.

The picture for overseas stocks was much brighter. The MSCI EAFE® Index, which measures 21 stock markets outside North America, gained 13.5% in dollar terms.

The Federal Reserve tightens credit

During the year, the Federal Reserve raised short-term interest rates eight times in an attempt to control inflation. At year-end, the federal funds rate stood at 4.25%—its highest level since May 2001.

Longer-term interest rates rose much less. The yield on 10-year Treasury notes, which serves as the benchmark for the bond market, went from 4.22% to 4.39% during the year. Since bond yields and their prices move in opposite directions, bond prices declined, but interest income kept bond returns in positive territory for the year.

The Lehman Brothers U.S. Aggregate Index, which measures the investment-grade bond market in the United States, returned 2.4% in 2005—less than half of the historical norm for bonds.

The nation’s Gross Domestic Product grew at a rate of 4.1% during the third quarter, despite horrific storm damage that exacted a heavy toll on a wide portion of the Gulf coast. This growth rate is well above the long-term trend, which is between 3% and 3.5%. However, initial data indicates that fourth-quarter growth was much slower.

Higher energy prices dent the market

For consumers and investors alike, the year’s chief economic concern was the skyrocketing cost of energy. During the first eight months of the year, the price of crude oil climbed nearly 66%. Prices for natural gas rose steeply, too. These hikes in the cost of energy contributed to a year-over-year inflation rate of 3.4% in December.

Costlier energy left consumers with less money to spend on other goods and services and threatened to shrink profit margins for a wide range of businesses.

In addition, strong stock returns overseas attracted investment dollars to foreign markets. As a result, the year’s overall returns for U.S. stocks were below historical norms.

2    |  2005 Annual Report TIAA Separate Account VA-1

Scott C. Evans

Executive Vice President and

Chief Investment Officer

Returns for U.S. stocks differed sharply among industry sectors. The integrated oils and “other energy” sectors of the Russell 3000 soared 18.4% and 57.2%, respectively. Producer durables scored the next-highest jump, with an 8.6% gain. The weakest performance came from the auto and transportation sector, which lost 3.1%. The consumer discretionary sector dropped 1.1%.

There was wide divergence between the returns of mid-cap stocks and those of other sizes. Mid caps gained an impressive 12.7%, while large caps returned 6.3% and small caps 4.6%. The Russell 3000 Index, the account’s benchmark, includes stocks in all three ranges, but large caps account for about four-fifths of the index in terms of market capitalization.

The account outperforms its peers

The Stock Index Account, the underlying investment of the TIAA Separate Account VA-1, uses an indexing strategy. It seeks a favorable long-term total return by investing in a diversified portfolio of stocks carefully chosen to match the characteristics of its benchmark.

The indexing approach has served the account well: for 2005 its 5.4% return outpaced the 4.7% average return of similar variable annuities, as measured by Morningstar’s Large Blend (VA) category. For the ten-year period, the account’s average annual return was 8.7%, versus 6.8% for the Morningstar category.

While past performance is no guarantee of future results, the broad diversification that indexing provides enables a portfolio to fully capture the market’s gains and to avoid concentrated losses in individual market sectors when stocks decline.

In addition, indexing generally minimizes account expenses, allowing investors to keep a larger share of the portfolio’s earnings.

/s/ Scott C. Evans
Scott C. Evans
Executive Vice President and Chief Investment Officer

TIAA Separate Account VA-1 2005 Annual Report  |    3

More information for policyholders

Portfolio listings

SEC rules intended to provide investors with more meaningful information about account performance allow investment companies to list the top holdings of each account in their annual and semiannual reports instead of providing complete portfolio listings as they did previously. Companies will continue to file complete listings with the SEC, and these will remain available to investors.

You can obtain a complete list of TIAA Separate Account VA-1’s holdings (called “TIAA Separate Account VA-1 Statement of Investments”) as of the most recently completed fiscal quarter (currently for the period ended December 31, 2005) in the following ways:

•	by visiting the TIAA-CREF website at www.tiaa-cref.org; or

•	by calling TIAA-CREF at 800 842-2776 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Stock Index Account’s holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC. (Form N-CSR lists holdings as of December 31 or June 30; Form N-Q lists holdings as of March 31 or September 30.) Copies of these forms are available:

•	through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	at the SEC’s Public Reference Room. (Call 800 SEC-0330 for more information.)

Proxy voting

The Separate Account’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found at our website at www.tiaa-cref.org, or on the SEC website at www.sec.gov. You may also call us at 800 223-1200 to request a free copy. A report of how the account voted during the most recently completed twelve-month period ended June 30 can be found at our website or at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact/Help link at the top of our homepage; by mail at TIAA-CREF, 730 Third Avenue, New York NY 10017–3206; or by phone at 800 223-1200.

Account management

TIAA Separate Account VA-1 is managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day operations of the account.

4    |  2005 Annual Report TIAA Separate Account VA-1

Special terms

Annuities are designed for retirement savings or for other long-term goals. They offer several payment options, including lifetime income. Payments from variable annuities are not guaranteed, and the payment amounts will rise or fall depending on investment returns.

Benchmarks (benchmark indexes) are groups of securities, such as the Russell 3000® Index, used to compare the performance of an investment.*

Expense ratio is the amount that investors pay for the operation of a variable annuity. The amount is expressed as a percentage of the account’s average net assets. Expense ratios do not include front-end or back-end sales charges, if any, or trading costs. See “Total return.”

Inception date is the first date on which investors can invest in an account. The account begins to record investment performance on that date.

Market capitalization is the total value of a company’s outstanding stock. It is calculated by multiplying the total number of a company’s outstanding shares by the current market price per share.

Peer groups are groupings of variable annuities with a similar objective whose performance is compared with the performance of a single variable annuity.

Relative performance is the return of a variable annuity in relationship to the return of its benchmark index.

Securities is a general name for stocks (also known as “equities”), bonds (also known as “fixed income”) or other investments.

Separate account is an account established by a life insurance company, separate from its general account, for the investments in nonguaranteed insurance and annuity products. In contrast, a life insurer’s general account supports products with principal and interest guarantees. Separate accounts are registered with the SEC as investment companies.

Total invested assets is the dollar value of all the securities held by an account, adjusted for pending transactions and securities lending collateral, if applicable.

Total return is the amount an investment provides to investors after expenses are deducted. Total return is expressed as a percentage. It includes any interest or dividends, as well as any change in the market value of the account’s holdings.

*	Russell 3000 is a trademark and service mark of the Frank Russell Company.

TIAA Separate Account VA-1 2005 Annual Report  |    5

Important information about expenses

As a TIAA Separate Account VA-1 contract owner, you incur only one of two potential types of costs.

•	You incur no transaction costs, including sales charges (loads) on contributions, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.

•	However, you do incur ongoing costs, including investment advisory fees, administrative expenses, and mortality and expense risk charges.

The example that appears on this page is intended to help you understand your ongoing costs (in dollars) of investing in the account. It is also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity contracts using the TIAA Separate Account VA-1. If those fees or expenses were included, the costs would be higher.)

The examples assume $1,000 was invested on July 1, 2005, and held for six months until December 31, 2005.

Actual expenses

The first line in the table uses the account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

Simply divide your beginning accumulation by $1,000 (for example, an $8,600 accumulation divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

Stock Index Account expense example

	Starting account value (7/1/05)	Ending account value (12/31/05)	Expenses paid† (7/1/05-12/31/05)
Actual return	$1,000.00	$1,054.35	$3.55
5% annual hypothetical return	$1,000.00	1,021.71	3.50

†	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half year. The account’s annualized six-month expense ratio for that period was 0.69%.

6    |  2005 Annual Report TIAA Separate Account VA-1

DISCLOSURE

Hypothetical example for comparison purposes

The second line in the table shows hypothetical account values and hypothetical expenses based on the account’s actual expense ratio for the six-month period and an assumed rate of return of 5% per year before expenses—which is not the account’s actual return.

Do not use the hypothetical account values and hypothetical expenses to estimate the actual expenses you paid for the period. Instead, you can use this information to compare the ongoing costs of investing in an individual account with ongoing costs of other variable annuity accounts and mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other accounts or funds.

TIAA Separate Account VA-1 2005 Annual Report  |    7

Stock Index Account  |  U.S. stocks

DISCUSSION

Performance in the twelve months ended December 31, 2005

The Stock Index Account returned 5.40% for the year, lagging the 6.12% return of its benchmark, the Russell 3000® Index, but outperforming the 4.68% average return of similar accounts, as measured by the Morningstar Large Blend (VA) category. The Morningstar category tracked 3,574 variable annuities as of December 31, 2005.

Stocks recover after early stumbles

Stocks worldwide were helped in 2005 by low interest rates, high levels of liquidity and steady economic growth, particularly in the red-hot Chinese economy. A global rally beginning in May lifted U.S. stocks for the year. However, because U.S. equities had less-attractive valuations and growth prospects than foreign stocks, the broad-based Russell 3000 failed to keep pace with the 13.54% rise of the MSCI EAFE® Index, which measures foreign stocks.

Hamstrung by higher oil prices and rising short-term interest rates, the Russell 3000 fell 4.33% during the first four months of the year. The global rally pushed the index up 4.51% during May and June, 4.01% in the third quarter and 2.04% in the fourth quarter.

For the ten-year period ended December 31, 2005, the Russell 3000 posted an average annual gain of 9.19%, versus 5.84% for the EAFE.

Oil and financial stocks drive gains

Sector returns varied greatly. Boosted by soaring oil prices, two sectors, “other energy” and integrated oils, produced double-digit gains, rising 57.2% and 18.4%, respectively. Even though these sectors made up just 8% of the Russell 3000 on December 31, 2005, they contributed more than 42% of its return for the year. The 6.6% rise of financials, the largest sector in the index, also lifted returns.

However, the next two largest sectors, consumer discretionary and technology, languished, with respective returns of –1.1% and 2.0%.

Largest stocks post mixed results

The returns for the five largest stocks in the index reflected the divergence among sectors. Taken in order of size, beginning with the largest, those stocks performed as follows: General Electric, –1.4%; ExxonMobil, 11.7%; Citigroup, 4.6%; Microsoft, –0.9%; and Procter & Gamble, 7.2%.

For the period, the account’s returns were comparable to those of the benchmark, minus the effects of expenses and of some cash holdings for liquidity. The account also had a risk profile similar to that of the benchmark.

8    |  2005 Annual Report TIAA Separate Account VA-1

Stock Index Account  |  U.S. stocks

PERFORMANCE

Investment objective

This account seeks a favorable long-term return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the United States, as represented by a broad stock market index.

Special investment risks

Although this account attempts to closely track the investment performance of its benchmark index, it does not duplicate the composition of this index. In addition, the account’s performance, unlike that of its index, is affected by investment and other operating expenses. There is no guarantee that the performance of the account will match that of its index for any period of time.

The account’s benchmark

The Russell 3000® Index measures the performance of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. You cannot invest directly in this index.

Performance as of December 31, 2005

	Average annual compound rates of total return*			Cumulative rates of total return*
	1 year	5 years	10 years	5 years	10 years
Stock Index Account	5.40%	1.09%	8.74%	5.58%	131.32%
Benchmark:
Russell 3000 Index[1]	6.12	1.58	9.19	8.16	141.16

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 223-1200.
[1]	Russell 3000 is a trademark and service mark of the Frank Russell Company.

Account facts

Inception date	11/1/1994
Net assets (12/31/2005)	$923.20 million
Total annual expense ratio*	0.67%

*	The total annual expense ratio reflects a voluntary agreement by the account’s investment adviser to waive a portion of its fee. Without this waiver, the account’s total annual expense ratio would have been 0.90%. Although TIAA reserves the right to increase the account’s mortality and expense risk charge to a maximum of 1.00% per year, the total annual expense ratio will never exceed 1.50%.

Portfolio breakdown by company size

Capitalization as of 12/31/2005	Percent of portfolio
Large: over $5 billion	81.59
Middle: $1 billion–$5 billion	14.31
Small: under $1 billion	4.10

Total	100.00

TIAA Separate Account VA-1 2005 Annual Report  |    9

Stock Index Account  |  U.S. stocks

PERFORMANCE

$10,000 over 10 years

An investment of $10,000 in this account on January 1, 1996, would have grown to $23,132 as of December 31, 2005. For the purpose of comparison, the graph also shows the change in the account’s benchmark during the same period.

Calendar year total returns

Best quarter: 21.46%, for the quarter ended December 31, 1998

Worst quarter: –17.24%, for the quarter ended September 30, 2002

10    |  2005 Annual Report TIAA Separate Account VA-1

Stock Index Account	Summary portfolio of investments December 31, 2005

	COMPANY		SHARES	VALUE (000)		% OF NET ASSETS

	PREFERRED STOCK
	PRIMARY METAL INDUSTRIES			$0	^	0.00%

	TOTAL PREFERRED STOCKS	(Cost $20)		0	^	0.00	**

	COMMON STOCKS
	AGRICULTURAL PRODUCTION-CROPS			124		0.01

	AGRICULTURAL PRODUCTION-LIVESTOCK			76		0.01

	AMUSEMENT AND RECREATION SERVICES			1,738		0.19

	APPAREL AND ACCESSORY STORES			6,130		0.66

	APPAREL AND OTHER TEXTILE PRODUCTS			1,517		0.16

	AUTO REPAIR, SERVICES AND PARKING			531		0.06

	AUTOMOTIVE DEALERS AND SERVICE STATIONS			1,688		0.18

	BUILDING MATERIALS AND GARDEN SUPPLIES
	Home Depot, Inc		143,203	5,797		0.63
	Lowe’s Cos, Inc		51,385	3,425		0.37
	Other			732		0.08

				9,954		1.08

	BUSINESS SERVICES
*	Google, Inc (Class A)		10,919	4,530		0.49
d	Microsoft Corp		614,913	16,080		1.74
	Other			47,345		5.13

				67,955		7.36

	CHEMICALS AND ALLIED PRODUCTS
	Abbott Laboratories		103,043	4,063		0.44
*	Amgen, Inc		82,273	6,488		0.70
	Eli Lilly & Co		65,027	3,680		0.40
	Merck & Co, Inc		146,801	4,670		0.51
	Pfizer, Inc		493,607	11,511		1.25
	Procter & Gamble Co		223,643	12,944		1.40
	Wyeth		88,759	4,089		0.44
	Other			40,715		4.41

				88,160		9.55

	COAL MINING			1,842		0.20

	COMMUNICATIONS
	AT&T, Inc		260,868	6,389		0.69
*	Comcast Corp (Class A)		136,049	3,532		0.38
	Sprint Nextel Corp		184,717	4,315		0.47
	Verizon Communications, Inc		183,628	5,531		0.60
	Other			17,683		1.92

				37,450		4.06

	DEPOSITORY INSTITUTIONS
	Bank of America Corp		266,994	12,322		1.34
	Citigroup, Inc		345,505	16,767		1.82
	JPMorgan Chase & Co		233,583	9,271		1.00
	US Bancorp		121,672	3,637		0.39
	Wachovia Corp		104,630	5,531		0.60

SEE NOTES TO THE FINANCIAL STATEMENTS	TIAA Separate Account VA-1 2005 Annual Report	11

Stock Index Account	Summary portfolio of investments December 31, 2005	continued

	COMPANY	SHARES	VALUE (000)	% OF NET ASSETS
	DEPOSITORY INSTITUTIONS—(continued)

	Wells Fargo & Co	111,990	$7,036	0.76%
	Other		37,748	4.09

			92,312	10.00

	EATING AND DRINKING PLACES		6,818	0.74

	EDUCATIONAL SERVICES		1,628	0.18

	ELECTRIC, GAS, AND SANITARY SERVICES		35,689	3.87

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
*	Cisco Systems, Inc	428,973	7,344	0.79
	General Electric Co	704,383	24,689	2.67
	Intel Corp	409,802	10,229	1.11
	Motorola, Inc	163,433	3,692	0.40
	Qualcomm, Inc	108,376	4,669	0.51
	Texas Instruments, Inc	110,198	3,534	0.38
	Other		27,958	3.03

			82,115	8.89

	ENGINEERING AND MANAGEMENT SERVICES		6,816	0.74

	FABRICATED METAL PRODUCTS		3,309	0.36

	FOOD AND KINDRED PRODUCTS
	Coca-Cola Co	138,187	5,570	0.61
	PepsiCo, Inc	111,141	6,566	0.71
	Other		13,114	1.42

			25,250	2.74

	FOOD STORES		4,026	0.44

	FORESTRY		1,269	0.14

	FURNITURE AND FIXTURES		3,523	0.38

	FURNITURE AND HOMEFURNISHINGS STORES		3,513	0.38

	GENERAL BUILDING CONTRACTORS		4,590	0.50

	GENERAL MERCHANDISE STORES
	Wal-Mart Stores, Inc	167,204	7,825	0.85
	Other		8,952	0.97

			16,777	1.82

	HEALTH SERVICES		10,880	1.18

	HEAVY CONSTRUCTION, EXCEPT BUILDING		83	0.01

	HOLDING AND OTHER INVESTMENT OFFICES		23,534	2.55

	HOTELS AND OTHER LODGING PLACES		3,926	0.43

	INDUSTRIAL MACHINERY AND EQUIPMENT
	3M Co	51,062	3,957	0.43
*	Apple Computer, Inc	54,616	3,926	0.42
*	Dell, Inc	163,095	4,891	0.53
	Hewlett-Packard Co	192,145	5,501	0.60
	International Business Machines Corp	107,117	8,805	0.95
	Other		23,645	2.56

			50,725	5.49

12	2005 Annual Report TIAA Separate Account VA-1	SEE NOTES TO THE FINANCIAL STATEMENTS

Stock Index Account	Summary portfolio of investments December 31, 2005	continued

	COMPANY	SHARES	VALUE (000)	% OF NET ASSETS

	INSTRUMENTS AND RELATED PRODUCTS
	Johnson & Johnson	197,479	$11,868	1.29%
	Medtronic, Inc	80,580	4,639	0.50
	Other		24,183	2.62

			40,690	4.41

	INSURANCE AGENTS, BROKERS AND SERVICE		4,282	0.46

	INSURANCE CARRIERS
	American International Group, Inc	152,346	10,395	1.12
	UnitedHealth Group, Inc	90,389	5,617	0.61
*	WellPoint, Inc	41,699	3,327	0.36
	Other		30,428	3.30

			49,767	5.39

	JUSTICE, PUBLIC ORDER AND SAFETY		132	0.01

	LEATHER AND LEATHER PRODUCTS		1,197	0.13

	LEGAL SERVICES		109	0.01

	LOCAL AND INTERURBAN PASSENGER TRANSIT		158	0.02

	LUMBER AND WOOD PRODUCTS		400	0.04

	METAL MINING		3,445	0.37

	MISCELLANEOUS MANUFACTURING INDUSTRIES		1,930	0.21

	MISCELLANEOUS RETAIL		10,694	1.16

	MOTION PICTURES
	Time Warner, Inc	304,333	5,308	0.57
	Other		9,476	1.03

			14,784	1.60

	NONDEPOSITORY INSTITUTIONS
	American Express Co	72,585	3,735	0.40
	Other		15,217	1.65

			18,952	2.05

	NONMETALLIC MINERALS, EXCEPT FUELS		686	0.07

	OIL AND GAS EXTRACTION		25,364	2.75

	PAPER AND ALLIED PRODUCTS		5,020	0.54

	PERSONAL SERVICES		1,527	0.17

	PETROLEUM AND COAL PRODUCTS
	Chevron Corp	150,953	8,570	0.93
	ConocoPhillips	92,357	5,373	0.58
	Exxon Mobil Corp	422,776	23,747	2.57
	Other		7,593	0.82

			45,283	4.90

	PRIMARY METAL INDUSTRIES		7,348	0.80

	PRINTING AND PUBLISHING		6,971	0.76

	RAILROAD TRANSPORTATION		5,392	0.58

	REAL ESTATE		1,025	0.11

SEE NOTES TO THE FINANCIAL STATEMENTS	TIAA Separate Account VA-1 2005 Annual Report	13

Stock Index Account	Summary portfolio of investments December 31, 2005	concluded

	COMPANY	SHARES	VALUE (000)	% OF NET ASSETS

	RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		$984	0.11%

	SECURITY AND COMMODITY BROKERS
	Merrill Lynch & Co, Inc	62,805	4,254	0.46
	Morgan Stanley	72,699	4,125	0.44
	Other		15,208	1.65

			23,587	2.55

	SOCIAL SERVICES		107	0.01

	SPECIAL TRADE CONTRACTORS		417	0.05

	STONE, CLAY, AND GLASS PRODUCTS		1,041	0.11

	TEXTILE MILL PRODUCTS		66	0.01

	TOBACCO PRODUCTS
	Altria Group, Inc	137,496	10,274	1.11
	Other		1,293	0.14

			11,567	1.25

	TRANSPORTATION BY AIR		3,936	0.43

	TRANSPORTATION EQUIPMENT
	Boeing Co	54,786	3,848	0.42
	United Technologies Corp	67,847	3,793	0.41
	Other		14,599	1.58

			22,240	2.41

	TRANSPORTATION SERVICES		1,822	0.20

	TRUCKING AND WAREHOUSING		4,253	0.46

	WATER TRANSPORTATION		415	0.04

	WHOLESALE TRADE-DURABLE GOODS		4,086	0.44

	WHOLESALE TRADE-NONDURABLE GOODS		8,720	0.94

	TOTAL COMMON STOCKS	(Cost $692,770)	922,345	99.91

	ISSUER
	SHORT-TERM INVESTMENTS
††	U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES		930	0.10

	TOTAL SHORT-TERM INVESTMENTS	(Cost $930)	930	0.10

	TOTAL PORTFOLIO	(Cost $693,720)	923,275	100.01
	OTHER ASSETS & LIABILITIES, NET		(74)	(0.01)

	NET ASSETS		$923,201	100.00%

*	Non-income producing
**	Percentage represents less than 0.01%.
^	Amount is less than $1,000.
††	Notes have a rate of 3.350% and mature 01/03/06
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.
Cost amounts are in thousands

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Account uses more specific industry categories in following their investment limitations on industry concentration.

14	2005 Annual Report TIAA Separate Account VA-1	SEE NOTES TO THE FINANCIAL STATEMENTS

Statement of assets and liabilities	TIAA Separate Account VA-1 December 31, 2005

(amounts in thousands, except amount per accumulation unit)	Stock Index Account

ASSETS
Investments, at cost	$693,720
Net unrealized appreciation of investments	229,555
Investments, at value	923,275
Cash	38
Dividends and interest receivable	1,182
Receivable from securities transactions	325
Total assets	924,820

LIABILITIES
Payable for variation margin on open future contracts	4
Payable for securities transactions	571
Amounts due to TIAA/TIAA-CREF Life and related entities	1,044
Total liabilities	1,619

NET ASSETS
Accumulation Fund	$923,201

Accumulation units outstanding—Notes 4 and 5	11,598

Net asset value per accumulation unit—Note 4	$79.60

SEE NOTES TO THE FINANCIAL STATEMENTS	TIAA Separate Account VA-1 2005 Annual Report	15

Statement of operations	TIAA Separate Account VA-1 Year ended December 31, 2005

(amounts in thousands)	Stock Index Account

INVESTMENT INCOME
Interest	$98
Dividends	16,047
Total income	16,145
EXPENSES—Note 2:
Investment advisory charges	2,706
Administrative expenses	1,839
Mortality and expense risk charges	3,608
Total expenses before waiver	8,153
Investment advisory charges waived	(2,074)
Net expenses	6,079
Investment income—net	10,066

REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS—Note 3
Net realized gain (loss) on:
Portfolio investments	10,235
Futures transactions	(43)
Net realized gain on total investments	10,192
Net change in unrealized appreciation (depreciation) on:
Portfolio investments	27,389
Futures transactions	(15)
Net change in unrealized appreciation (depreciation) on total investments	27,374
Net realized and unrealized gain (loss) on total investments	37,566
Net increase in net assets resulting from operations	$47,632

16	2005 Annual Report TIAA Separate Account VA-1	SEE NOTES TO THE FINANCIAL STATEMENTS

Statements of changes in net assets	TIAA Separate Account VA-1

	Stock Index Account
	Years Ended December 31,
(amounts in thousands)	2005	2004

FROM OPERATIONS
Investment income—net	$10,066	$10,902
Net realized gain on investments	10,192	259
Net change in unrealized appreciation on investments	27,374	81,130
Net increase in net assets resulting from operations	47,632	92,291

FROM CONTRACTOWNER TRANSACTIONS
Premiums	26,572	34,942
Net contractowner transfers from (to) fixed account	(18,712)	(1,800)
Withdrawals and death benefits	(47,769)	(36,702)
Net decrease in net assets resulting from contractowner transactions	(39,909)	(3,560)
Net increase in net assets	7,723	88,731

NET ASSETS
Beginning of year	915,478	826,747
End of year	$923,201	$915,478

SEE NOTES TO THE FINANCIAL STATEMENTS	TIAA Separate Account VA-1 2005 Annual Report	17

Notes to financial statements	TIAA Separate Account VA-1 Stock Index Account

Note 1—significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and was organized on February 16, 1994 under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940. VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”), which invests in a diversified portfolio of equity securities selected to track the overall United States stock market. The accompanying financial statements were prepared in accordance with US generally accepted accounting principles, which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account.

Valuation of investments:   Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments with maturities of 60 days or less are valued on an amortized cost basis, or at market value if market value is materially different from amortized cost. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of and in accordance with the responsibilities of the Management Committee. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Management Committee if events materially affecting their value occur between the time their price is determined and the time the Account’s net asset value is calculated. The fair value of securities may be determined with the assistance of a pricing service, which attempts to calculate a fair value for securities based on numerous factors including correlations of a security’s price with securities’ indices and other appropriate indicators, such as American Depositary Receipts and futures contracts. Other factors may also be considered in determining fair value, such as fundamental analytical data, market and trading trends, and public trading of similar securities of the issuer or comparable issuers. Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Management Committee.

18	2005 Annual Report TIAA Separate Account VA-1

Notes to financial statements	continued

Accounting for investments and investment income:  Security transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or for certain foreign securities, as soon thereafter as the Account is informed of the ex-dividend date. Realized gains and losses on security transactions are calculated on the identified cost basis.

Accounting for Real Estate Investment trusts: The Account may own shares of Real Estate Investment Trusts (“REITS”). REITS report information on the source of their distributions once per year, in January. Such distributions may include one or more of the following components: ordinary income, long-term capital gains or a return of capital. The Account has estimated what the components of these REITS distributions are, and have reflected these amounts accordingly in the financial statements.

Futures contracts:  The Account may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sales price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Federal income taxes:  VA-1 is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. VA-1 should incur no material federal income tax liability.

Investment transactions with affiliates:  The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Management Committee, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Indemnification:  In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Account’s organizational documents, the Members and Officers of the TIAA Separate Account VA-1 are indemnified against certain

TIAA Separate Account VA-1 2005 Annual Report	19

Notes to financial statements	continued

liabilities that may arise out of their duties to the TIAA Separate Account VA-1. However, based on experience, the Account expects the risk of loss due to these warranties and indemnities to be minimal.

Note 2—management agreements

Teachers Advisors, Inc. (“Advisors”), a wholly-owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement among TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed primarily by Teachers Personal Investors Services, Inc. (“TPIS”), also a wholly-owned subsidiary of TIAA, which is a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the net assets of the Account. Advisors has agreed to waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.07% of the net assets of the Account. The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts equivalent to an annual rate of 0.40% of the net assets of the Account (prior to July 1, 2003, this daily charge was 0.10%).

Note 3—investments

At December 31, 2005, the net unrealized appreciation on investments was $229,555,070, consisting of gross unrealized appreciation of $319,459,425 and gross unrealized depreciation of $89,904,355.

Purchases and sales of securities, other than short-term money market instruments, for the year ended December 31, 2005, were $57,466,207 and $84,128,479, respectively.

At December 31, 2005, the Account held open futures contracts as follows:

	Number of Open Contracts	Market Value	Expiration Date	Unrealized Depreciation
E-mini S&P 500 Index	7	$439,180	March 2006	$4,023
E-mini Russell 2000 Index	2	135,660	March 2006	2,545
				$6,568

20	2005 Annual Report TIAA Separate Account VA-1

Notes to financial statements	continued

Note 4—financial information

Selected financial information for an Accumulation Unit of the Account is presented below.

	Years Ended December 31,
	2005	2004	2003	2002	2001

Per Accumulation Unit data:*
Investment income	$1.378	$1.359	$1.041	$0.965	$0.916
Expenses	0.519	0.468	0.310	0.218	0.253
Investment income-net	0.859	0.891	0.731	0.747	0.663
Net realized and unrealized gain (loss) on investments	3.222	6.727	15.066	(15.200)	(9.499)
Net increase (decrease) in Accumulation Unit Value	4.081	7.618	15.797	(14.453)	(8.836)
Accumulation Unit Value:
Beginning of year	75.518	67.900	52.103	66.556	75.392
End of year	$79.599	$75.518	$67.900	$52.103	$66.556

TOTAL RETURN	5.40%	11.22%	30.32%	(21.72%)	(11.72%)
Ratio of expense to average net assets before expense waiver**	0.90%	0.90%	0.76%	0.60%	0.60%
Ratio of expense to average net assets after expense waiver**	0.67%	0.67%	0.53%	0.37%	0.37%
Ratio of net investment income to average net assets**	1.12%	1.28%	1.26%	1.27%	0.97%
Portfolio turnover rate	6.37%	4.90%	4.14%	5.33%	9.86%
Thousands of Accumulation Units outstanding at end of year	11,598	12,123	12,176	11,801	12,517
Net assets at end of year (in thousands)	$923,201	$915,478	$826,747	$614,853	$833,099

*	Based on per accumulation unit data.
**	Based on average net assets.

Note 5—accumulation units

Changes in the number of Accumulation Units outstanding were as follows:

	Years Ended December 31,
	2005	2004

Accumulation Units:
Credited for premiums	347,776	487,871
Cancelled for transfers and disbursements	(873,162)	(540,253)
Outstanding:
Beginning of year	12,123,493	12,175,875
End of year	11,598,107	12,123,493

TIAA Separate Account VA-1 2005 Annual Report	21

Notes to financial statements	concluded

Note 6—line of credit

The Account participates in a $1.75 billion ($2.25 billion up to August 8, 2005) unsecured revolving credit facility to be used for temporary purposes, including the funding of contract owner withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the Advisor. Interest associated with any borrowing under the facility is charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. The Account is not liable for borrowings under the facility by affiliated accounts or mutual funds. During the year ended December 31, 2005, the Account did not borrow under this facility.

22	2005 Annual Report TIAA Separate Account VA-1

Report of independent registered public accounting firm

To the Contractowners and Management Committee of TIAA Separate Account VA-1

In our opinion, the accompanying statement of assets and liabilities, including the summary portfolio of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Stock Index Account of TIAA Separate Account VA-1 (hereafter referred to as “VA-1”) at December 31, 2005, and the results of its operations and the changes in its net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of VA-1’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The financial statements of VA-1 as of December 31, 2004 and for the year then ended were audited by other auditors whose report dated February 25, 2005 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

New York, New York

March 10, 2006

TIAA Separate Account VA-1 2005 Annual Report	23

Report of management responsibility (unaudited)

To the Contractowners of TIAA Separate Account VA-1:

The accompanying financial statements of the Stock Index Account of TIAA Separate Account VA-1 (“VA-1”) are the responsibility of management. They have been prepared in accordance with U.S. generally accepted accounting principles and have been presented fairly and objectively in accordance with such principles.

Teachers Insurance and Annuity Association of America (“TIAA”) has established and maintains a strong system of internal controls over financial reporting and disclosure controls for VA-1 designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management’s authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, TIAA’s internal audit personnel provide a continuing review of the internal controls and operations of VA-1, and the chief audit executive regularly reports to the Audit Committee of VA-1’s Management Committee.

The accompanying financial statements have been audited by an independent registered public accounting firm. To maintain auditor independence and avoid any conflict of interest, it continues to be VA-1’s policy that any management advisory or consulting services be obtained from a firm other than the external financial audit firm. The report of the independent registered public accounting firm, which follows the notes to financial statements, expresses an independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of VA-1’s Management Committee, consisting entirely of members who are not officers of VA-1, meets regularly with management, representatives of PricewaterhouseCoopers LLP and internal audit personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual audit of the financial statements of VA-1 by the independent registered public accounting firm, the New York State Insurance Department, other state insurance departments and the Securities and Exchange Commission perform periodic examinations of VA-1’s operations.

/s/ Bertram L. Scott
Bertram L. Scott President
/s/ Russell G. Noles
Russell G. Noles Acting Chief Financial Officer

24	2005 Annual Report TIAA Separate Account VA-1

2005 special meeting	TIAA Separate Account VA-1 (unaudited)

Management Committee Members

On July 18, 2005, at a special meeting of contractowners, the following persons were elected to serve on the Management Committee:

Nominee	Dollars for	Percent	Dollars withheld	Percent
Willard T. Carleton	$264,458,362.73	97.59	$6,535,680.62	2.41
Eugene Flood, Jr.	264,035,502.32	97.43	6,958,541.03	2.57
Howell E. Jackson	264,824,514.25	97.72	6,169,529.10	2.28
Nancy L. Jacob	264,262,907.63	97.52	6,731,135.72	2.48
Bevis Longstreth	263,910,168.87	97.39	7,083,874.48	2.61
Bridget A. Macaskill	264,445,516.65	97.58	6,548,526.70	2.42
Maceo K. Sloan	263,344,453.39	97.18	7,649,589.96	2.82
Ahmed H. Zewail	264,158,396.45	97.48	6,835,646.90	2.52

Eugene Flood, Jr. and Howell E. Jackson were elected to office. Willard T. Carleton, Nancy L. Jacob, Bevis Longstreth, Bridget A. Macaskill, Maceo K. Sloan and Ahmed H. Zewail continued in office.

Independent registered public accounting firm

Contractowners also ratified the Management Committee’s selection of PricewaterhouseCoopers LLP to serve as the Account’s independent registered public accounting firm:

	Dollars for	Percent	Dollars against	Percent	Dollars abstain	Percent
Ratify PricewaterhouseCoopers LLP	$262,876,706.95	97.00	$2,262,270.96	0.84	$5,855,065.44	2.16

TIAA Separate Account VA-1 Annual Report	25

Management	Members and officers of TIAA Separate Account VA-1 (unaudited)

Below are the current TIAA Separate Account VA-1 Management Committee members and officers:

DISINTERESTED MEMBERS

Name, address and age	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by member	Other directorships held by member
Willard T. Carleton 4911 E. Parade Ground Loop Tucson, AZ 85712-6623 Age: 71	Member	Indefinite term. Member since 2001.	Professor of Finance Emeritus, University of Arizona, College of Business and Public Administration, 2001–present. Formerly, Donald R. Diamond Professor of Finance, University of Arizona, 1999–2001, and Karl L. Eller Professor of Finance, University of Arizona, 1984–1999. Trustee of TIAA, 1984–2003.	60	None
Eugene Flood, Jr. Smith Breeden Associates, Inc. Chapel Hill, North Carolina 27617 Age: 50	Member	Indefinite term. Member since 2005.	President and Chief Executive Officer (since 2000) and a Director (since 1994) of Smith Breeden Associates, Inc. (investment advisor).	60	None
Howell E. Jackson Harvard Law School Griswold 510 1525 Massachusetts Avenue Cambridge, Massachusetts 02138 Age: 52	Member	Indefinite term. Member since 2005.	James S. Reid, Jr. Professor of Law (since 2004) and Vice Dean for Budget (since 2003) and on the faculty (since 1989) of Harvard Law School.	60	None
Nancy L. Jacob Windermere Investment Associates 121 S.W. Morrison Street Suite 925 Portland, OR 97204 Age: 63	Chairman of the Management Committee, Member	Indefinite term. Member since 2001.	President and Managing Principal, Windermere Investment Associates, 1997–present. Formerly, Chairman and Chief Executive Officer, CTC Consulting, Inc., 1994–1997 and Executive Vice President, U.S. Institutional Funds of the Pacific Northwest, 1993–1998.	60	Director and Chairman of the Investment Committee of the Okabena Company (financial services).

26	2005 Annual Report TIAA Separate Account VA-1

Bevis Longstreth Debevoise & Plimpton 919 Third Avenue New York, NY 10022-6225 Age: 72	Member	Indefinite term. Member since 2001.	Retired Partner, Debevoise & Plimpton. Formerly, Partner (1970–1981, 1984–1997) and Of Counsel (1998–2001) of Debevoise & Plimpton, Adjunct Professor at Columbia University School of Law, 1994–1999 and Commissioner of the U.S. Securities and Exchange Commission, 1981–1984.	60	Member of the Board of Directors of AMVESCAP, PLC and Grantham, Mayo & Von Otterloo & Co., LLC (GMO) (Investment Management) a member of the Finance Committee of the Rockefeller Family Fund.
Bridget A. Macaskill 160 East 81st Street New York, NY 10028 Age: 56	Member	Indefinite term. Member since 2003.	Independent Consultant for Merrill Lynch, 2003–present. Formerly, Chairman, Oppenheimer Funds, Inc., 2000–2001. Chief Executive Officer, 1995–2001; President, 1991–2000; and Chief Operating Officer, 1989–1995 of that firm.	60	Director, J Sainsbury plc (food retailer), Prudential plc, International Advisory Board, British-American Business Council, and Federal National Mortgage Association (Fannie Mae).
Maceo K. Sloan NCM Capital Management Group, Inc. 2634 Durham-Chapel Hill Boulevard Suite 206 Durham, NC 27707 Age: 56	Member	Indefinite term. Member since 2001.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc., 1991–present; Chairman and Chief Executive Officer, NCM Capital Management Group, Inc., since 1991; and Chairman, CEO and CIO, NCM Capital Advisers Inc., 2003–present.	60	Director, SCANA Corporation (energy holding company) and M&F Bancorp, Inc.
Ahmed H. Zewall California Institute of Technology Arthur Amos Noyes Laboratory of Chemical Physics Mail Code 127-72 1200 East California Boulevard Pasadena, CA 91125 Age: 59	Member	Indefinite term. Member since 2004.	Linus Pauling Chair Professor of Chemistry and Professor of Physics, Caltech, 1996–present; and Director, NSF Laboratory for Molecular Sciences (LMS), Caltech, 1995–present.	60	None

TIAA Separate Account VA-1 2005 Annual Report	27

Management	Members and officers of TIAA Separate Account VA-1 (unaudited)	continued

OFFICERS

Name, address and age	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years
Herbert M. Allison, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 Age: 62	President and Chief Executive Officer	Indefinite term. President and Chief Executive Officer since 2002.	Chairman, President and Chief Executive Officer of TIAA since 2002. President and Chief Executive Officer of CREF, TIAA-CREF Mutual Funds, TIAA-CREF Institutional Mutual Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1 (these funds are collectively referred to as the “TIAA-CREF Funds”) since 2002. Formerly, President and Chief Executive Officer of Alliance for LifeLong Learning, Inc., 2000–2002. President, Chief Operating Officer and Member of the Board of Directors of Merrill Lynch & Co., Inc., 1997–1999.
Gary Chinery TIAA-CREF 730 Third Avenue New York, NY 10017-3206 Age: 56	Vice President and Treasurer	Indefinite term. Vice President and Treasurer since 2004.	Vice President and Treasurer of TIAA and the TIAA-CREF Funds since 2004. Vice President and Treasurer of Teachers Advisors, Inc. (“Advisors”), TIAA-CREF Investment Management, LLC (“Investment Management”), TIAA-CREF Individual and Institutional Services, LLC (“Services”), Teachers Personal Investors Services, Inc. (“TPIS”), TIAA-CREF Tuition Financing, Inc. (“Tuition Financing”) and TIAA-CREF Life Insurance Company (“TIAA-CREF Life”).
Scott C. Evans TIAA-CREF 730 Third Avenue New York, NY 10017-3206 Age: 46	Executive Vice President and Chief Investment Officer	Indefinite term. Executive Vice President since 1998. Chief Investment Officer since 2004.	Executive Vice President since 1997 and Chief Investment Officer since 2004 of TIAA and the TIAA-CREF Funds since 2003. President, Chief Executive Officer and Manager of Investment Management. President, Chief Executive Officer and Director of Advisors. Director of TIAA-CREF Life. Formerly, Executive Vice President, CREF Investments.
I. Steven Goldstein TIAA-CREF 730 Third Avenue New York, NY 10017-3206 Age: 53	Executive Vice President	Indefinite term. Executive Vice President since 2003.	Executive Vice President, Public Affairs, of TIAA and the TIAA-CREF Funds since 2003. Director of TIAA-CREF Life. Formerly, Advisor for McKinsey & Company, 2003; Vice President, Corporate Communications for Dow Jones & Co. and The Wall Street Journal, 2001–2002; and Senior Vice President and Chief Communications Officer for Insurance Information Institute, 1993–2001.
E. Laverne Jones TIAA-CREF 730 Third Avenue New York, NY 10017-3206 Age: 56	Vice President and Corporate Secretary	Indefinite term. Vice President and Corporate Secretary since 2001.	Vice President and Corporate Secretary of TIAA and the TIAA-CREF Funds since 2001.

28	2005 Annual Report TIAA Separate Account VA-1

Susan S. Kozik TIAA-CREF 730 Third Avenue New York, NY 10017-3206 Age: 48	Executive Vice President	Indefinite term. Executive Vice President since 2003.	Executive Vice President and Chief Technology Officer of TIAA and the TIAA-CREF Funds since 2003. Formerly, Vice President of IT Operations and Services, Lucent Technologies, 2000–2003; and Senior Vice President and Chief Technology Officer, Penn Mutual Life Insurance Company, 1997–2000.
George W. Madison TIAA-CREF 730 Third Avenue New York, NY 10017-3206 Age: 52	Executive Vice President	Indefinite term. Executive Vice President since 2003.	Executive Vice President and General Counsel of TIAA and the TIAA-CREF Funds since 2003. Formerly, Executive Vice President, Corporate Secretary, and General Counsel of Comerica Incorporated, 1997–2003.
Erwin W. Martens TIAA-CREF 730 Third Avenue New York, NY 10017-3206 Age: 49	Executive Vice President	Indefinite term. Executive Vice President since 2003.	Executive Vice President, Risk Management, of TIAA and the TIAA-CREF Funds since 2003. Director of Advisors, TPIS, TIAA-CREF Trust Company, FSB, (“Trust Company”), Tuition Financing and TIAA-CREF Life and Manager of Services and Investment Management. Formerly, Managing Director and Chief Risk Officer, Putnam Investments, 1999–2003; and Head and Deputy Head of Global Market Risk Management, 1997–1999.
Frances Nolan TIAA-CREF 730 Third Avenue New York, NY 10017-3206 Age: 48	Executive Vice President	Indefinite term. Executive Vice President since 2001.	Executive Vice President, Client Services, of TIAA and the TIAA-CREF Funds since 2003. President, Chief Executive Officer and Manager of Services. Director of TPIS, Trust Company, Tuition Financing and TIAA-CREF Life. Formerly, Executive Vice President, Retirement Services, CREF and TIAA, 2000–2003; Vice President, Eastern Division, 1994–2000.
Russell G. Noles TIAA-CREF 730 Third Avenue New York, NY 10017-3206 Age: 47	Vice President and Acting Chief Financial Officer	Indefinite term. Acting Chief Financial Officer since 2005.	Vice President and Acting Chief Financial Officer of TIAA and the TIAA-CREF Funds, Vice President of Advisors, TPIS, Tuition Financing and Investment Management since 2005. Director of Advisors, TPIS, Tuition Financing and Manager of Investment Management and Services since 2005. Formerly Vice President, Internal Audit of TIAA and the TIAA-CREF Funds, 2004–2005; Vice President of Internal Audit of the St. Paul Travelers Companies, 2001–2004, of Quest Communications, 2000–2001 and of US West, Inc. 1998–2000.
Dermot J. O’Brien TIAA-CREF 730 Third Avenue New York, NY 10017-3206 Age: 39	Executive Vice President	Indefinite term. Executive Vice President since 2003.	Executive Vice President, Human Resources, of TIAA and the TIAA-CREF Funds since 2003. Director of TIAA-CREF Life. Formerly, First Vice President and Head of Human Resources, International Private Client Division, Merrill Lynch & Co., 1999–Feb. 2003; and Vice President and Head of Human Resources—Japan Morgan Stanley, 1998–1999.

TIAA Separate Account VA-1 2005 Annual Report	29

Management	Members and officers of TIAA Separate Account VA-1 (unaudited)	concluded

OFFICERS—concluded

Name, address and age	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years
Eric Oppenheim TIAA-CREF 730 Third Avenue New York, NY 10017-3206 Age: 57	Vice President and Acting Chief Compliance Officer	Indefinite term. Vice President and Acting Chief Compliance Officer since 2005.	Vice President and Acting Chief Compliance Officer of the TIAA-CREF Funds, Investment Management, Tuition Financing, Advisors, and Services, since 2005. Formerly, Vice President, Compliance Officer of TIAA, 2004-2005; First Vice President, Manager of Compliance and Centralized Trust Functions, Private Banking Division, 2001-2004, Manager of Compliance and Regulatory Affairs, Investment Banking Division, 1993-2001, Comerica Incorporated.
Bertram L. Scott TIAA-CREF 730 Third Avenue New York, NY 10017-3206 Age: 54	Executive Vice President	Indefinite term. Executive Vice President since 2001.	Executive Vice President, Product Management, of TIAA and the TIAA-CREF Funds since 2003. Chairman of the Board, President and Chief Executive Officer of TIAA-CREF Life. Director of TPIS; President and Director of Tuition Financing. Formerly, President and Chief Executive Officer, Horizon Mercy, 1996–2000.

The Account’s Statement of Additional Information (SAI) includes additional information about the Account’s members and is available, without charge, upon request, by calling 800 223-1200.

30	2005 Annual Report TIAA Separate Account VA-1

[This page intentionally left blank.]

[This page intentionally left blank.]

HOW TO REACH US

TIAA-CREF WEBSITE

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

www.tiaa-cref.org

24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums.

800 842-2252

24 hours a day, 7 days a week

TELEPHONE COUNSELING CENTER

Retirement saving and planning, income options and payments, and tax reporting

800 842-2776

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

PLANNING AND SERVICE CENTER

TIAA-CREF Mutual Funds, after-tax annuities and life insurance

800 223-1200

8 a.m. to 10 p.m. ET, Monday–Friday

FOR HEARING- OR SPEECH-IMPAIRED PARTICIPANTS

800 842-2755

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

TIAA-CREF TRUST COMPANY, FSB

Asset management, trust administration, estate planning, planned giving and endowment management

888 842-9001

8 a.m. to 5 p.m. CT, Monday–Friday

TIAA-CREF TUITION FINANCING, INC.

Tuition financing programs

888 381-8283

8 a.m. to 11 p.m. ET, Monday–Friday

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., distribute securities products. You should consider the investment objectives, risks, charges and expenses carefully before investing. Please call 800 223-1200 for a prospectus that contains this and other information. Please read the prospectus carefully before investing. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Trust Company, FSB, provides trust services. TIAA-CREF Tuition Financing, Inc. (TFI) is the program manager for 529 college savings plans. Investment products are not FDIC insured, may lose value and are not bank guaranteed.

©2006 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017

A10845

02/06

    PRST STD

U.S. POSTAGE

        PAID

    TIAA-CREF

A10845

02/06

Item 2. Code of Ethics.

The Management Committee of TIAA Separate Account VA-1 (the “Registrant”) has a code of ethics for senior financial officers, including its principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

There is no change to the Audit Committee Financial Expert.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage PricewaterhouseCoopers for management advisory or consulting services. Ernst & Young LLP performed independent audits for the Registrant in 2004 and prior fiscal periods.

Audit Fees. PricewaterhouseCoopers’ fees for professional services rendered for the audit of the Registrant’s annual financial statements for the fiscal year ended December 31, 2005 were $59,900. Ernst & Young’s fees for professional services rendered in fiscal year 2004 were $50,500.

Tax Fees. PricewaterhouseCoopers’ fees for tax services rendered to the Registrant for the fiscal year ended December 31, 2005 were $0. Ernst & Young’s fees for tax services rendered to the Registrant for the fiscal year ended December 31, 2004 were $0.

Other than as set forth above, PricewaterhouseCoopers had no additional fees with respect to Registrant during the fiscal year ended December 31, 2005.

Preapproval Policy. In June of 2003, the Registrant’s audit committee (“Audit Committee”) adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statement audit for the Registrant and certain of its affiliates, including approving the terms of the engagement and (ii) preapprove the audit, audit-related and tax services to be provided by the independent auditor and the fees to be charged for provision of such services from year to year.

Auditor Fees for Related Entities. The aggregate non-audit fees billed by PricewaterhouseCoopers for services rendered to the Registrant and its adviser or affiliates of the adviser performing on-going services to the Registrant, including Teachers Insurance and Annuity Association (“TIAA”) (Service Providers), for the year ended December 31, 2005 were $331,500 and such fees billed by Ernst & Young for the year ended December 31, 2004 were $1,662,800.

PricewaterhouseCoopers’ aggregate fees for professional services rendered in connection with the audit of financial statements for TIAA and the College Retirement Equities Fund (“CREF”) and their affiliated entities for the year ended December 31, 2005 were $5,709,300 and for Ernst & Young for the year ended December 31, 2004 were $12,739,400.

PricewaterhouseCoopers’ aggregate fees for audit related-services provided to TIAA and CREF and their affiliated entities for the year ended December 31, 2005 were $322,000. Ernst & Young’s aggregate fees for audited related services provided to TIAA and CREF and their affiliated entities for the year ended December 31, 2004 were $1,312,500.

PricewaterhouseCoopers’ aggregate fees for tax services provided to TIAA and CREF and their affiliated entities for the year ended December 31, 2005 were $166,300. Ernst & Young’s aggregate fees for tax services provided to TIAA and CREF and their affiliated entities for the year ended December 31, 2004 were $445,600.

Item 5. Audited Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

STATEMENT OF INVESTMENTS

December 31, 2005

SHARES			VALUE (000)
PREFERRED STOCK - 0.00% **
PRIMARY METAL INDUSTRIES - 0.00% **
25,150	v*	Superior Trust I	$0	^

		TOTAL PRIMARY METAL INDUSTRIES	0	^

		TOTAL PREFERRED STOCKS (Cost $20)	0	^

COMMON STOCKS - 99.91%
AGRICULTURAL PRODUCTION-CROPS - 0.01%
246		Alico, Inc	11
2,584		Chiquita Brands International, Inc	52
2,443		Delta & Pine Land Co	56
360	*	John B. Sanfilippo & Son	5

		TOTAL AGRICULTURAL PRODUCTION-CROPS	124

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
1,099		Pilgrim’s Pride Corp	37
26		Seaboard Corp	39

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	76

AMUSEMENT AND RECREATION SERVICES - 0.19%
3,321	*	Alliance Gaming Corp	43
433		Churchill Downs, Inc	16
685		Dover Downs Gaming & Entertainment, Inc	10
967		Dover Motorsports, Inc	6
12,031		Harrah’s Entertainment, Inc	858
2,353		International Speedway Corp (Class A)	113
1,909	*	Leapfrog Enterprises, Inc	22
1,577	*	Life Time Fitness, Inc	60
3,185	*	Magna Entertainment Corp (Class A)	23
4,946	*	Marvel Entertainment, Inc	81
1,472	*	Multimedia Games, Inc	14
4,563	*	Penn National Gaming, Inc	150
2,469	*	Pinnacle Entertainment, Inc	61
6,211	*	Six Flags, Inc	48
1,000		Speedway Motorsports, Inc	35
1,299	*	Sunterra Corp	18
2,208		Warner Music Group Corp	42
5,439		Westwood One, Inc	89
1,562	*	WMS Industries, Inc	39
717		World Wrestling Entertainment, Inc	10

		TOTAL AMUSEMENT AND RECREATION SERVICES	1,738

APPAREL AND ACCESSORY STORES - 0.66%
5,533		Abercrombie & Fitch Co (Class A)	361
3,853	*	Aeropostale, Inc	101
7,919		American Eagle Outfitters, Inc	182
4,907	*	AnnTaylor Stores Corp	169
1,012		Bebe Stores, Inc	14

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
500		Buckle, Inc	16
1,286		Burlington Coat Factory Warehouse Corp	52
664	*	Cache, Inc	11
1,242	*	Carter’s, Inc	73
2,400	*	Casual Male Retail Group, Inc	15
2,074		Cato Corp (Class A)	44
806	*	Charlotte Russe Holding, Inc	17
7,700	*	Charming Shoppes, Inc	102
12,068	*	Chico’s FAS, Inc	530
1,410	*	Children’s Place Retail Stores, Inc	70
2,493		Christopher & Banks Corp	47
6,119		Claire’s Stores, Inc	179
290		DEB Shops, Inc	9
1,500	*	Dress Barn, Inc	58
300	*	DSW, Inc	8
2,704		Finish Line, Inc (Class A)	47
10,406		Foot Locker, Inc	245
39,146		Gap, Inc	691
3,222	*	HOT Topic, Inc	46
1,539	*	Jo-Ann Stores, Inc	18
913	*	JOS A Bank Clothiers, Inc	40
20,277	*	Kohl’s Corp	985
23,259		Limited Brands, Inc	520
888	*	New York & Co, Inc	19
14,646		Nordstrom, Inc	548
4,702	*	Pacific Sunwear Of California, Inc	117
4,638	*	Payless Shoesource, Inc	116
9,932		Ross Stores, Inc	287
517	*	Shoe Carnival, Inc	11
2,155		Stage Stores, Inc	64
100		Syms Corp	1
1,700		Talbots, Inc	47
2,829	*	The Wet Seal, Inc	13
2,439	*	Too, Inc	69
7,238	*	Urban Outfitters, Inc	183
1,301	*	Wilsons The Leather Experts, Inc	5

		TOTAL APPAREL AND ACCESSORY STORES	6,130

APPAREL AND OTHER TEXTILE PRODUCTS - 0.16%
1,062	*	Columbia Sportswear Co	51
1,418	*	DHB Industries, Inc	6
1,036	*	Guess ?, Inc	37
2,122	*	Gymboree Corp	50
1,589	*	Hartmarx Corp	12
1,650	*	Innovo Group, Inc	2
8,120		Jones Apparel Group, Inc	249
2,000		Kellwood Co	48
7,365		Liz Claiborne, Inc	264
1,700		Phillips-Van Heusen Corp	55
3,720		Polo Ralph Lauren Corp	209
7,612	*	Quiksilver, Inc	105
2,227		Russell Corp	30
5,673		VF Corp	314
3,191	*	Warnaco Group, Inc	85

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,517

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
AUTO REPAIR, SERVICES AND PARKING - 0.06%
646	*	Amerco, Inc	46
700		Bandag, Inc	30
1,278		Central Parking Corp	17
1,736	*	Dollar Thrifty Automotive Group, Inc	63
1,073	*	Midas, Inc	20
582		Monro Muffler, Inc	18
3,583	*	PHH Corp	100
4,329		Ryder System, Inc	177
2,709	*	Wright Express Corp	60

		TOTAL AUTO REPAIR, SERVICES AND PARKING	531

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.18%
7,237	*	Advance Auto Parts	314
409	*	America’s Car-Mart, Inc	7
1,053	*	Asbury Automotive Group, Inc	17
11,420	*	Autonation, Inc	248
3,756	*	Autozone, Inc	345
7,080	*	Carmax, Inc	196
4,651	*	Copart, Inc	107
3,233	*	CSK Auto Corp	49
1,061		Lithia Motors, Inc (Class A)	33
809	*	MarineMax, Inc	26
6,737	*	O’Reilly Automotive, Inc	216
1,413	*	Rush Enterprises, Inc (Class A)	21
1,793		Sonic Automotive, Inc	40
1,810		United Auto Group, Inc	69

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,688

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.08%
400	*	Builders FirstSource, Inc	9
1,294	*	Central Garden & Pet Co	59
8,362		Fastenal Co	328
143,203		Home Depot, Inc	5,797
51,385		Lowe’s Cos, Inc	3,425
7,402		Sherwin-Williams Co	336

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	9,954

BUSINESS SERVICES - 7.36%
25,632	*	3Com Corp	92
813	*	3D Systems Corp	15
2,635		Aaron Rents, Inc	56
2,600		ABM Industries, Inc	51
16,122	*	Activision, Inc	222
5,898		Acxiom Corp	136
1,377		Administaff, Inc	58
39,322		Adobe Systems, Inc	1,453
1,872	*	Advent Software, Inc	54
2,039		Advo, Inc	57
8,070	*	Affiliated Computer Services, Inc (Class A)	478
3,625	*	Agile Software Corp	22
7,718	*	Akamai Technologies, Inc	154
5,618	*	Alliance Data Systems Corp	200
1,445	*	Altiris, Inc	24
900	*	American Reprographics Co	23
3,066	*	AMICAS, Inc	15
1,337	*	AMN Healthcare Services, Inc	26

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
436	*	Ansoft Corp	15
2,094	*	Ansys, Inc	89
1,874	*	Anteon International Corp	102
4,092	*	Applied Digital Solutions, Inc	12
3,835	*	aQuantive, Inc	97
2,100		Arbitron, Inc	80
4,191	*	Ariba, Inc	31
4,355	*	Aspen Technology, Inc	34
546	*	Asset Acceptance Capital Corp	12
3,399	*	Atari, Inc	4
1,632	*	Audible, Inc	21
2,886	*	Autobytel, Inc	14
15,153		Autodesk, Inc	651
38,834		Automatic Data Processing, Inc	1,782
3,409	*	Avocent Corp	93
631	*	Bankrate, Inc	19
23,546	*	BEA Systems, Inc	221
12,324	*	BearingPoint, Inc	97
8,366	*	BISYS Group, Inc	117
631		Blackbaud, Inc	11
1,000	*	Blackboard, Inc	29
623	*	Blue Coat Systems, Inc	28
14,894	*	BMC Software, Inc	305
5,613	*	Borland Software Corp	37
862	*	Bottomline Technologies, Inc	9
2,775		Brady Corp (Class A)	100
3,645		Brink’s Co	175
2,042	*	CACI International, Inc (Class A)	117
19,038	*	Cadence Design Systems, Inc	322
3,624		Catalina Marketing Corp	92
5,421	*	CBIZ, Inc	33
493	*	CCC Information Services Group, Inc	13
69,373		Cendant Corp	1,197
10,128	*	Ceridian Corp	252
2,010	*	Cerner Corp	183
3,741		Certegy, Inc	152
5,652	*	Checkfree Corp	259
6,066	*	ChoicePoint, Inc	270
3,700	*	Ciber, Inc	24
11,523	*	Citrix Systems, Inc	332
2,400	*	Clear Channel Outdoor Holdings, Inc	48
574	*	Click Commerce, Inc	12
32,439	*	CMGI, Inc	49
8,863	*	CNET Networks, Inc	130
1,300	*	Cogent, Inc	29
2,776		Cognex Corp	84
9,104	*	Cognizant Technology Solutions Corp	458
31,274		Computer Associates International, Inc	882
416		Computer Programs & Systems, Inc	17
12,777	*	Computer Sciences Corp	647
25,875	*	Compuware Corp	232
839	*	COMSYS IT Partners, Inc	9
1,542	*	Concur Technologies, Inc	20
9,850	*	Convergys Corp	156
1,115	*	CoStar Group, Inc	48
2,097	*	Covansys Corp	29

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
3,676	*	CSG Systems International, Inc	82
2,287	*	Cyberguard Corp	20
1,899	*	Cybersource Corp	13
3,468		Deluxe Corp	105
2,509	*	Dendrite International, Inc	36
2,438	*	Digital Insight Corp	78
2,215	*	Digital River, Inc	66
5,025	*	DST Systems, Inc	301
9,627	*	Earthlink, Inc	107
72,377	*	eBay, Inc	3,130
1,800	*	Echelon Corp	14
2,488	*	Eclipsys Corp	47
1,105	*	eCollege.com, Inc	20
3,401	*	eFunds Corp	80
1,000	*	Electro Rent Corp	15
20,357	*	Electronic Arts, Inc	1,065
34,111		Electronic Data Systems Corp	820
3,700	*	Electronics for Imaging, Inc	98
947	*	Emageon, Inc	15
23,064	*	Emdeon Corp	195
4,419	*	Entrust, Inc	21
3,541	*	Epicor Software Corp	50
857	*	EPIQ Systems, Inc	16
8,447		Equifax, Inc	321
1,075	*	Equinix, Inc	44
351	*	Escala Group, Inc	7
1,565	*	eSpeed, Inc (Class A)	12
2,395	*	F5 Networks, Inc	137
2,250		Factset Research Systems, Inc	93
4,571		Fair Isaac Corp	202
2,479	*	FalconStor Software, Inc	18
2,707	*	Filenet Corp	70
200	*	First Advantage Corp	5
51,566		First Data Corp	2,218
12,877	*	Fiserv, Inc	557
1,000	*	Forrester Research, Inc	19
923	*	FTD Group, Inc	10
3,725	*	Gartner, Inc (Class A)	48
3,278	*	Getty Images, Inc	293
1,647		Gevity HR, Inc	42
10,919	*	Google, Inc (Class A)	4,530
7,793		GTECH Holdings Corp	247
1,500		Healthcare Services Group	31
1,400	*	Heidrick & Struggles International, Inc	45
10,105	*	Homestore, Inc	52
1,384	*	Hudson Highland Group, Inc	24
3,542	*	Hypercom Corp	23
4,279	*	Hyperion Solutions Corp	153
1,678	*	IDX Systems Corp	74
1,449	*	iGate Corp	7
14,811		IMS Health, Inc	369
1,090	*	Infocrossing, Inc	9
5,959	*	Informatica Corp	72
2,218	*	Infospace, Inc	57
1,967		infoUSA, Inc	22
727	*	Innovative Solutions & Support, Inc	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
696		Integral Systems, Inc	13
2,541		Interactive Data Corp	58
1,762	*	Intergraph Corp	88
2,646	*	Internet Capital Group, Inc	22
2,744	*	Internet Security Systems, Inc	57
529		Interpool, Inc	10
27,952	*	Interpublic Group of Cos, Inc	270
596	*	Intervideo, Inc	6
3,184	*	Interwoven, Inc	27
1,058	*	Intrado, Inc	24
11,083	*	Intuit, Inc	591
3,071	*	Ipass, Inc	20
729	*	iPayment, Inc	30
7,238	*	Iron Mountain, Inc	306
3,649	*	iVillage, Inc	29
4,697		Jack Henry & Associates, Inc	90
990	*	Jamdat Mobile, Inc	26
1,953	*	JDA Software Group, Inc	33
36,236	*	Juniper Networks, Inc	808
1,087	*	Jupitermedia Corp	16
1,680	*	Kanbay International, Inc	27
3,727	*	Keane, Inc	41
1,200		Kelly Services, Inc (Class A)	31
1,631	*	Keynote Systems, Inc	21
1,774	*	Kforce, Inc	20
3,939	*	KFX, Inc	67
3,229	*	Kinetic Concepts, Inc	128
2,700	*	Korn/Ferry International	50
2,052	*	Kronos, Inc	86
3,150	*	Labor Ready, Inc	66
5,772	*	Lamar Advertising Co	266
3,863	*	Lawson Software, Inc	28
3,238	*	Lionbridge Technologies	23
1,120	*	LoJack Corp	27
2,311	*	Magma Design Automation, Inc	19
1,118	*	Majesco Entertainment Co	1
2,098	*	Manhattan Associates, Inc	43
5,954		Manpower, Inc	277
919	*	Mantech International Corp (Class A)	26
1,404	*	Mapinfo Corp	18
1,311	*	Marchex, Inc	29
412	*	Marlin Business Services, Inc	10
3,375	*	Matrixone, Inc	17
10,592	*	McAfee, Inc	287
4,700	*	Mentor Graphics Corp	49
4,409	*	Mercury Interactive Corp	123
5,400	*	Micromuse, Inc	53
614,913	d	Microsoft Corp	16,080
896	*	MicroStrategy, Inc	74
1,150	*	Midway Games, Inc	22
6,076		MoneyGram International, Inc	158
7,014	*	Monster Worldwide, Inc	286
1,509	*	Motive, Inc	5
7,306	*	MPS Group, Inc	100
1,100	*	MRO Software, Inc	15
6,028	*	NAVTEQ Corp	264

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
1,879	*	NCO Group, Inc	32
12,540	*	NCR Corp	426
2,331	*	NDCHealth Corp	45
1,235	*	Ness Technologies, Inc	13
2,427	*	NetFlix, Inc	66
3,593	*	NetIQ Corp	44
679	*	Netratings, Inc	8
1,000	*	Netscout Systems, Inc	5
1,732	*	NIC, Inc	11
26,305	*	Novell, Inc	232
12,129		Omnicom Group, Inc	1,033
1,415	*	Online Resources Corp	16
1,309	*	Open Solutions, Inc	30
5,080	*	Opsware, Inc	34
250,730	*	Oracle Corp	3,061
2,281	*	Packeteer, Inc	18
18,633	*	Parametric Technology Corp	114
860	*	PDF Solutions, Inc	14
438	*	Pegasystems, Inc	3
5,518	*	Perot Systems Corp (Class A)	78
1,488	*	Phase Forward, Inc	15
1,622	*	Phoenix Technologies Ltd	10
1,058	*	Portfolio Recovery Associates, Inc	49
863	*	PRA International	24
4,849	*	Premiere Global Services, Inc	39
2,510	*	Progress Software Corp	71
1,000		QAD, Inc	8
442		Quality Systems, Inc	34
4,302	*	Quest Software, Inc	63
1,505	*	Radiant Systems, Inc	18
1,200	*	Radisys Corp	21
7,819	*	RealNetworks, Inc	61
11,838	*	Red Hat, Inc	322
2,170	*	Redback Networks, Inc	31
781		Renaissance Learning, Inc	15
4,808	*	Rent-A-Center, Inc	91
1,839	*	Rent-Way, Inc	12
4,293		Reynolds & Reynolds Co (Class A)	121
712	*	RightNow Technologies, Inc	13
11,529		Robert Half International, Inc	437
2,131		Rollins, Inc	42
4,293	*	RSA Security, Inc	48
5,099	*	S1 Corp	22
1,510	*	SafeNet, Inc	49
4,601	*	Salesforce.com, Inc	147
5,900	*	Sapient Corp	34
2,400	*	Secure Computing Corp	29
1,706	*	Serena Software, Inc	40
19,565		ServiceMaster Co	234
639	*	SI International, Inc	20
34,726		Siebel Systems, Inc	367
1,534	*	Sohu.com, Inc	28
4,132	*	SonicWALL, Inc	33
16,726	*	Sonus Networks, Inc	62
2,330	*	Sotheby’s Holdings, Inc (Class A)	43
4,207	*	Spherion Corp	42
900	*	SPSS, Inc	28
1,810	*	SRA International, Inc (Class A)	55
627	*	SSA Global Technologies, Inc	11

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
746		Startek, Inc	13
1,182	*	Stellent, Inc	12
702	*	Stratasys, Inc	18
227,953	*	Sun Microsystems, Inc	955
2,522	*	SupportSoft, Inc	11
6,158	*	Sybase, Inc	135
1,700	*	SYKES Enterprises, Inc	23
72,443	*	Symantec Corp	1,268
455	*	SYNNEX Corp	7
9,714	*	Synopsys, Inc	195
403		Syntel, Inc	8
4,650	*	Take-Two Interactive Software, Inc	82
1,252		Talx Corp	57
2,768	*	TeleTech Holdings, Inc	33
4,249	*	THQ, Inc	101
13,792	*	TIBCO Software, Inc	103
860	*	TNS, Inc	16
2,517		Total System Services, Inc	50
1,168	*	TradeStation Group, Inc	14
2,585	*	Transaction Systems Architects, Inc	74
300	*	Travelzoo, Inc	7
2,823	*	Trizetto Group, Inc	48
705	*	TRM Corp	5
1,541	*	Ultimate Software Group, Inc	29
22,840	*	Unisys Corp	133
3,701		United Online, Inc	53
4,516	*	United Rentals, Inc	106
1,098	*	Universal Compression Holdings, Inc	45
5,496	*	Valueclick, Inc	100
1,577	*	Vasco Data Security International	16
1,814	*	Ventiv Health, Inc	43
812	*	Verint Systems, Inc	28
17,786	*	VeriSign, Inc	390
634	*	Vertrue, Inc	22
1,519		Viad Corp	45
1,694	*	Vignette Corp	28
572	*	Volt Information Sciences, Inc	11
37,621		Waste Management, Inc	1,142
2,094	*	WebEx Communications, Inc	45
257	*	WebMD Health Corp	7
3,244	*	webMethods, Inc	25
1,479	*	Websense, Inc	97
620	*	WebSideStory, Inc	11
4,910	*	Wind River Systems, Inc	73
1,427	*	Witness Systems, Inc	28
81,148	*	Yahoo!, Inc	3,179

		TOTAL BUSINESS SERVICES	67,955

CHEMICALS AND ALLIED PRODUCTS - 9.55%
6,752	*	Aastrom Biosciences, Inc	14
103,043		Abbott Laboratories	4,063
5,917	*	Abgenix, Inc	127
1,098	*	Acadia Pharmaceuticals, Inc	11
200	*	Adams Respiratory Therapeutics, Inc	8
2,849	*	Adolor Corp	42
15,126		Air Products & Chemicals, Inc	895

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
1,600	*	Albany Molecular Research, Inc	19
2,452		Albemarle Corp	94
5,017		Alberto-Culver Co	230
2,356	*	Alexion Pharmaceuticals, Inc	48
6,230	*	Alkermes, Inc	119
2,624		Alpharma, Inc (Class A)	75
1,431	*	American Pharmaceutical Partners, Inc	56
696		American Vanguard Corp	16
82,273	*	Amgen, Inc	6,488
5,037	*	Andrx Corp	83
1,500		Arch Chemicals, Inc	45
2,430	*	Arena Pharmaceuticals, Inc	35
2,133	*	Arqule, Inc	13
3,860	*	Array Biopharma, Inc	27
2,452	*	Atherogenics, Inc	49
7,332	*	AVANIR Pharmaceuticals	25
7,133		Avery Dennison Corp	394
31,138		Avon Products, Inc	889
520		Balchem Corp	16
6,940	*	Barr Pharmaceuticals, Inc	432
1,012	*	Barrier Therapeutics, Inc	8
872	*	Bentley Pharmaceuticals, Inc	14
2,648	*	Bioenvision, Inc	17
23,077	*	Biogen Idec, Inc	1,046
4,266	*	BioMarin Pharmaceuticals, Inc	46
130,759		Bristol-Myers Squibb Co	3,005
4,244		Cabot Corp	152
2,400		Calgon Carbon Corp	14
1,815		Cambrex Corp	34
631	*	Caraco Pharmaceutical Laboratories Ltd	6
3,191		Celanese Corp (Series A)	61
3,105	*	Cell Genesys, Inc	18
5,999	*	Cell Therapeutics, Inc	13
3,899	*	Cephalon, Inc	252
2,100		CF Industries Holdings, Inc	32
4,465	*	Charles River Laboratories International, Inc	189
1,163	*	Chattem, Inc	42
15,750		Chemtura Corp	200
7,218	*	Chiron Corp	321
4,292		Church & Dwight Co, Inc	142
10,264		Clorox Co	584
345	*	Coley Pharmaceutical Group, Inc	5
34,888		Colgate-Palmolive Co	1,914
2,200	*	Connetics Corp	32
564	*	Conor Medsystems, Inc	11
860	*	Cotherix, Inc	9
3,622	*	Cubist Pharmaceuticals, Inc	77
2,881	*	Curis, Inc	10
2,618	*	Cypress Bioscience, Inc	15
2,354		Cytec Industries, Inc	112
5,916		Dade Behring Holdings, Inc	242
4,015	*	Dendreon Corp	22
1,474		Diagnostic Products Corp	72
900	*	Digene Corp	26
4,727	*	Discovery Laboratories, Inc	32
1,534	*	Dov Pharmaceutical, Inc	22

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
64,177		Dow Chemical Co	2,812
61,290		Du Pont (E.I.) de Nemours & Co	2,605
1,775	*	Durect Corp	9
1,041	*	Dusa Pharmaceuticals, Inc	11
5,382		Eastman Chemical Co	278
11,915		Ecolab, Inc	432
65,027		Eli Lilly & Co	3,680
1,704	*	Elizabeth Arden, Inc	34
4,500	*	Encysive Pharmaceuticals, Inc	35
7,613		Engelhard Corp	230
3,094	*	Enzon Pharmaceuticals, Inc	23
1,584	*	EPIX Pharmaceuticals, Inc	6
9,082		Estee Lauder Cos (Class A)	304
2,913		Ferro Corp	55
1,824	*	First Horizon Pharmaceutical Corp	31
2,528	*	FMC Corp	134
23,645	*	Forest Laboratories, Inc	962
31,099	*	Genentech, Inc	2,877
1,612	*	Genitope Corp	13
16,974	*	Genzyme Corp	1,201
2,274		Georgia Gulf Corp	69
3,135	*	Geron Corp	27
30,470	*	Gilead Sciences, Inc	1,604
4,156	*	GlobeTel Communications Corp	15
2,028		H.B. Fuller Co	65
345	*	Hi-Tech Pharmacal Co, Inc	15
10,671	*	Hospira, Inc	456
8,974	*	Human Genome Sciences, Inc	77
3,736	*	Huntsman Corp	64
861	*	Idenix Pharmaceuticals, Inc	15
2,122	*	Idexx Laboratories, Inc	153
4,629	*	ImClone Systems, Inc	158
2,898	*	Immucor, Inc	68
2,900	*	Immunogen, Inc	15
2,221	*	Inspire Pharmaceuticals, Inc	11
236		Inter Parfums, Inc	4
1,694	*	InterMune, Inc	28
6,268		International Flavors & Fragrances, Inc	210
1,283	*	Introgen Therapeutics, Inc	7
933	*	Inverness Medical Innovations, Inc	22
3,299	*	Invitrogen Corp	220
13,551	*	IVAX Corp	425
16,032	*	King Pharmaceuticals, Inc	271
801	*	Kos Pharmaceuticals, Inc	41
358		Kronos Worldwide, Inc	10
2,481	*	KV Pharmaceutical Co (Class A)	51
4,300		Lubrizol Corp	187
13,567		Lyondell Chemical Co	323
1,876		MacDermid, Inc	52
987		Mannatech, Inc	14
1,000	*	MannKind Corp	11
2,109	*	Martek Biosciences Corp	52
6,813	*	Medarex, Inc	94
3,315	*	Medicines Co	58
3,736		Medicis Pharmaceutical Corp (Class A)	120
16,791	*	Medimmune, Inc	588

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
146,801		Merck & Co, Inc	4,670
1,096		Meridian Bioscience, Inc	22
4,800	*	MGI Pharma, Inc	82
21,183	*	Millennium Pharmaceuticals, Inc	205
1,370		Minerals Technologies, Inc	77
534	*	Momenta Pharmaceuticals, Inc	12
17,736		Monsanto Co	1,375
8,391	*	Mosaic Co	123
14,604		Mylan Laboratories, Inc	291
970	*	Myogen, Inc	29
4,000	*	Nabi Biopharmaceuticals	14
5,617	*	Nalco Holding Co	99
1,189	*	Nastech Pharmaceutical Co, Inc	18
710		Natures Sunshine Products, Inc	13
3,790	*	NBTY, Inc	62
2,526	*	Neurocrine Biosciences, Inc	158
419	*	New River Pharmaceuticals, Inc	22
954	*	NewMarket Corp	23
685	*	NitroMed, Inc	10
964		NL Industries, Inc	14
1,322	*	Northfield Laboratories, Inc	18
1,495	*	Noven Pharmaceuticals, Inc	23
2,588	*	NPS Pharmaceuticals, Inc	31
1,969	*	Nuvelo, Inc	16
730		Octel Corp	12
4,620		Olin Corp	91
1,900	*	OM Group, Inc	36
2,409	*	Onyx Pharmaceuticals, Inc	69
2,301	*	OraSure Technologies, Inc	20
3,810	*	OSI Pharmaceuticals, Inc	107
1,792	*	Pain Therapeutics, Inc	12
2,340	*	Par Pharmaceutical Cos, Inc	73
1,703	*	Parexel International Corp	35
406	*	Parlux Fragrances, Inc	12
1,019	*	Penwest Pharmaceuticals Co	20
5,655		Perrigo Co	84
493,607		Pfizer, Inc	11,511
1,639	*	Pharmion Corp	29
752	*	Pioneer Cos, Inc	23
6,365	*	PolyOne Corp	41
1,425	*	Pozen, Inc	14
11,243		PPG Industries, Inc	651
21,456		Praxair, Inc	1,136
1,891	*	Prestige Brands Holdings, Inc	24
223,643		Procter & Gamble Co	12,944
940	*	Progenics Pharmaceuticals, Inc	24
6,891	*	Protein Design Labs, Inc	196
1,297	*	Renovis, Inc	20
10,143	*	Revlon, Inc (Class A)	31
800	*	Rockwood Holdings, Inc	16
10,798		Rohm & Haas Co	523
7,884		RPM International, Inc	137
2,502	*	Salix Pharmaceuticals Ltd	44
98,917		Schering-Plough Corp	2,062
2,982		Scotts Miracle-Gro Co (Class A)	135
3,076		Sensient Technologies Corp	55
7,046	*	Sepracor, Inc	364

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
2,326	*	Serologicals Corp	46
4,442		Sigma-Aldrich Corp	281
4,301	*	StemCells, Inc	15
500		Stepan Co	13
3,078	*	SuperGen, Inc	16
900	*	SurModics, Inc	33
1,732	*	Tanox, Inc	28
6,305	*	Terra Industries, Inc	35
2,225		UAP Holding Corp	45
1,527	*	United Therapeutics Corp	106
594	*	USANA Health Sciences, Inc	23
5,847		USEC, Inc	70
5,951		Valeant Pharmaceuticals International	108
6,804		Valspar Corp	168
5,522	*	VCA Antech, Inc	156
6,398	*	Vertex Pharmaceuticals, Inc	177
7,048	*	Watson Pharmaceuticals, Inc	229
2,293		Wellman, Inc	16
893		Westlake Chemical Corp	26
4,714	*	WR Grace & Co	44
88,759		Wyeth	4,089
300	*	Xenoport, Inc	5
1,803	*	Zymogenetics, Inc	31

		TOTAL CHEMICALS AND ALLIED PRODUCTS	88,160

COAL MINING - 0.20%
2,001	*	Alpha Natural Resources, Inc	39
4,268		Arch Coal, Inc	339
5,958		Consol Energy, Inc	388
1,581		Foundation Coal Holdings, Inc	60
879	*	James River Coal Co	34
5,274		Massey Energy Co	200
8,690		Peabody Energy Corp	716
1,148		Penn Virginia Corp	66

		TOTAL COAL MINING	1,842

COMMUNICATIONS - 4.06%
4,420		Adtran, Inc	131
2,139	*	Airspan Networks, Inc	12
8,939	*	Alamosa Holdings, Inc	166
683		Alaska Communications Systems Group, Inc	7
24,615		Alltel Corp	1,553
26,801	*	American Tower Corp (Class A)	726
2,198		Anixter International, Inc	86
260,868		AT&T, Inc	6,389
1,206	*	Audiovox Corp (Class A)	17
32,004	*	Avaya, Inc	341
465		Beasley Broadcast Group, Inc (Class A)	6
121,369		BellSouth Corp	3,289
2,013	*	Brightpoint, Inc	56
13,439	*	Cablevision Systems Corp (Class A)	315
1,478		Centennial Communications Corp	23
8,942		CenturyTel, Inc	297
18,720	*	Charter Communications, Inc (Class A)	23
16,520	*	Cincinnati Bell, Inc	58
3,174		Citadel Broadcasting Corp	43
23,101		Citizens Communications Co	283

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES				VALUE (000)
36,189			Clear Channel Communications, Inc	1,138
136,049	*		Comcast Corp (Class A)	3,532
1,582			Commonwealth Telephone Enterprises, Inc	53
2,400	*		Cox Radio, Inc (Class A)	34
14,731	*		Crown Castle International Corp	396
1,802	*		Crown Media Holdings, Inc (Class A)	17
1,200			CT Communications, Inc	15
3,424	*		Cumulus Media, Inc (Class A)	42
47,200	*		DIRECTV Group, Inc	666
7,652	*		Dobson Communications Corp (Class A)	57
15,466	*		EchoStar Communications Corp (Class A)	420
2,106	*		Emmis Communications Corp (Class A)	42
2,680	*		Entercom Communications Corp	80
5,154	*		Entravision Communications Corp (Class A)	37
1,820			Fairpoint Communications, Inc	19
354	*		Fisher Communications, Inc	15
8,259	*		Foundry Networks, Inc	114
3,022	*		General Communication, Inc (Class A)	31
4,248			Global Payments, Inc	198
1,459			Golden Telecom, Inc	38
3,118			Gray Television, Inc	31
2,141			Hearst-Argyle Television, Inc	51
11,980	*		IAC/InterActiveCorp	339
3,907	*		IDT Corp (Class B)	46
1,065	*		InPhonic, Inc	9
1,400			Iowa Telecommunications Services, Inc	22
1,593	*		j2 Global Communications, Inc	68
47,202	*		Level 3 Communications, Inc	135
1,093			Liberty Corp	51
31,406	*		Liberty Global, Inc	707
185,667	*		Liberty Media Corp (Class A)	1,461
1,798	*		Lin TV Corp (Class A)	20
791	*		Lodgenet Entertainment Corp	11
1,446	*		Mastec, Inc	15
18,907			MCI, Inc	373
4,583	*		Mediacom Communications Corp	25
1,300	*		NeuStar, Inc	40
10,260	*		Nextel Partners, Inc (Class A)	287
7,918	*		NII Holdings, Inc (Class B)	346
1,200			North Pittsburgh Systems, Inc	23
1,922	*		Novatel Wireless, Inc	23
4,962	*		NTL, Inc	338
3,376			PanAmSat Holding Corp	83
3,375	*		Price Communications Corp	50
99,998	*		Qwest Communications International, Inc	565
5,650	*		Radio One, Inc (Class D)	58
1,540	*		RCN Corp	36
3	v	*	RCN Corp Wts 12/21/06	0 ^
2,346	*		Regent Communications, Inc	11
1,057	*		Saga Communications, Inc (Class A)	11
695	*		Salem Communications Corp (Class A)	12
4,948	*		SBA Communications Corp	89
468			Shenandoah Telecom Co	19
3,111			Sinclair Broadcast Group, Inc (Class A)	29
2,599	*		Spanish Broadcasting System, Inc (Class A)	13
184,717			Sprint Nextel Corp	4,315

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
956		SureWest Communications	25
1,160	*	Syniverse Holdings, Inc	24
1,652	*	Talk America Holdings, Inc	14
7,369		Telephone and Data Systems, Inc (Non-Vote)	266
2,363	*	Telkonet, Inc	10
1,962	*	Terremark Worldwide, Inc	9
3,172	*	TiVo, Inc	16
4,890	*	Ubiquitel, Inc	48
14,973	*	Univision Communications, Inc (Class A)	440
1,032	*	US Cellular Corp	51
1,642		USA Mobility, Inc	45
1,999		Valor Communications Group, Inc	23
183,628		Verizon Communications, Inc	5,531
1,307	*	West Corp	55
3,292	*	Wireless Facilities, Inc	17
700	*	WorldSpace, Inc	10
14,246	*	XM Satellite Radio Holdings, Inc	389

		TOTAL COMMUNICATIONS	37,450

DEPOSITORY INSTITUTIONS - 10.00%
1,016		1st Source Corp	26
626	*	ACE Cash Express, Inc	15
922		Alabama National Bancorp	60
1,700		Amcore Financial, Inc	52
678	*	AmericanWest Bancorp	16
853		Ameris Bancorp	17
567		Ames National Corp	15
23,154		AmSouth Bancorp	607
1,536		Anchor Bancorp Wisconsin, Inc	47
700		Arrow Financial Corp	18
9,150		Associated Banc-Corp	298
6,593		Astoria Financial Corp	194
943	*	Banc Corp	11
260		Bancfirst Corp	20
586	*	Bancorp, Inc	10
5,600		Bancorpsouth, Inc	124
500		BancTrust Financial Group, Inc	10
4,776		Bank Mutual Corp	51
266,994		Bank of America Corp	12,322
1,000		Bank of Granite Corp	18
3,693		Bank of Hawaii Corp	190
51,722		Bank of New York Co, Inc	1,647
638		Bank of the Ozarks, Inc	23
2,977		BankAtlantic Bancorp, Inc (Class A)	42
900	*	BankFinancial Corp	13
2,017		BankUnited Financial Corp (Class A)	54
777		Banner Corp	24
36,338		BB&T Corp	1,523
356		Berkshire Hills Bancorp, Inc	12
1,600	*	BFC Financial Corp	9
1,341		BOK Financial Corp	61
1,898		Boston Private Financial Holdings, Inc	58
3,927		Brookline Bancorp, Inc	56
580		Camden National Corp	19
625		Capital City Bank Group, Inc	21
599		Capital Corp of the West	19

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
294	*	Capital Crossing Bank	10
828		Capitol Bancorp Ltd	31
1,324		Capitol Federal Financial	44
1,590		Cardinal Financial Corp	17
1,121		Cascade Bancorp	26
3,046		Cathay General Bancorp	109
3,800	*	Centennial Bank Holdings, Inc	47
622		Center Financial Corp	16
812	*	Central Coast Bancorp	20
1,887		Central Pacific Financial Corp	68
285		Charter Financial Corp	10
1,722		Chemical Financial Corp	55
3,197		Chittenden Corp	89
345,505		Citigroup, Inc	16,767
554		Citizens & Northern Corp	14
3,061		Citizens Banking Corp	85
550		City Bank	20
1,123		City Holding Co	40
2,626		City National Corp	190
875		Clifton Savings Bancorp, Inc	9
1,056		Coastal Financial Corp	14
675		CoBiz, Inc	12
9,930		Colonial Bancgroup, Inc	236
357		Colony Bankcorp, Inc	9
363		Columbia Bancorp	15
1,059		Columbia Banking System, Inc	30
11,056		Comerica, Inc	627
10,790		Commerce Bancorp, Inc	371
4,196		Commerce Bancshares, Inc	219
317		Commercial Bankshares, Inc	11
2,989		Commercial Capital Bancorp, Inc	51
345	*	Community Bancorp	11
2,024		Community Bank System, Inc	46
1,476		Community Banks, Inc	41
1,003		Community Trust Bancorp, Inc	31
8,046		Compass Bancshares, Inc	389
1,170		Corus Bankshares, Inc	66
3,532		Cullen/Frost Bankers, Inc	190
3,221		CVB Financial Corp	65
1,609		Dime Community Bancshares	23
1,239		Downey Financial Corp	85
3,493		East West Bancorp, Inc	127
512		Enterprise Financial Services Corp	12
646	*	EuroBancshares, Inc	9
2,103	*	Euronet Worldwide, Inc	58
447		Farmers Capital Bank Corp	14
1,729		Fidelity Bankshares, Inc	56
31,484		Fifth Third Bancorp	1,188
559		Financial Institutions, Inc	11
720		First Bancorp (North Carolina)	14
4,676		First Bancorp (Puerto Rico)	58
900		First Busey Corp (Class A)	19
2,100		First Charter Corp	50
436		First Citizens Bancshares, Inc (Class A)	76
4,700		First Commonwealth Financial Corp	61
831		First Community Bancorp, Inc	45

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
680		First Community Bancshares, Inc	21
459		First Defiance Financial Corp	12
2,359		First Financial Bancorp	41
1,057		First Financial Bankshares, Inc	37
903		First Financial Corp (Indiana)	24
600		First Financial Holdings, Inc	18
8,355		First Horizon National Corp	321
732		First Indiana Corp	25
1,238		First Merchants Corp	32
3,362		First Midwest Bancorp, Inc	118
8,598		First Niagara Financial Group, Inc	124
465		First Oak Brook Bancshares, Inc	13
987		First Place Financial Corp	24
162	*	First Regional Bancorp	11
1,356		First Republic Bank	50
336		First South Bancorp, Inc	12
998		First State Bancorporation	24
1,200	*	FirstFed Financial Corp	65
5,818		FirstMerit Corp	151
1,967		Flagstar Bancorp, Inc	28
1,105		Flushing Financial Corp	17
3,778		FNB Corp	66
419		FNB Corp (Virginia)	13
1,364	*	Franklin Bank Corp	25
4,200		Fremont General Corp	98
1,596		Frontier Financial Corp	51
10,586		Fulton Financial Corp	186
872		GB&T Bancshares, Inc	19
1,912		Glacier Bancorp, Inc	57
2,600		Gold Banc Corp, Inc	47
16,765		Golden West Financial Corp	1,106
699		Great Southern Bancorp, Inc	19
3,669		Greater Bay Bancorp	94
437		Greene County Bancshares, Inc	12
1,914		Hancock Holding Co	72
2,620		Hanmi Financial Corp	47
1,257		Harbor Florida Bancshares, Inc	47
1,820		Harleysville National Corp	35
928		Heartland Financial USA, Inc	20
803		Heritage Commerce Corp	17
707		Horizon Financial Corp	15
39,304		Hudson City Bancorp, Inc	476
3,093		Hudson United Bancorp	129
15,617		Huntington Bancshares, Inc	371
511		IBERIABANK Corp	26
5,482		Independence Community Bank Corp	218
938		Independent Bank Corp (Massachusetts)	27
1,603		Independent Bank Corp (Michigan)	44
4,091		IndyMac Bancorp, Inc	160
1,040		Integra Bank Corp	22
924		Interchange Financial Services Corp	16
3,051		International Bancshares Corp	90
4,544		Investors Financial Services Corp	167
1,234		Irwin Financial Corp	26
332	*	ITLA Capital Corp	16
233,583		JPMorgan Chase & Co	9,271

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES				VALUE (000)
1,441			Kearny Financial Corp	18
26,721			Keycorp	880
2,198			KNBT Bancorp, Inc	36
931			Lakeland Bancorp, Inc	14
367			Lakeland Financial Corp	15
4,903			M&T Bank Corp	535
608			Macatawa Bank Corp	22
2,162			MAF Bancorp, Inc	89
944			Main Street Banks, Inc	26
697			MainSource Financial Group, Inc	12
15,105			Marshall & Ilsley Corp	650
1,480			MB Financial, Inc	52
977			MBT Financial Corp	16
27,852			Mellon Financial Corp	954
522			Mercantile Bank Corp	20
5,040			Mercantile Bankshares Corp	284
1,600			Mid-State Bancshares	43
600			Midwest Banc Holdings, Inc	13
1,144			Nara Bancorp, Inc	20
219			NASB Financial, Inc	9
37,619			National City Corp	1,263
2,601			National Penn Bancshares, Inc	50
514			NBC Capital Corp	12
2,152			NBT Bancorp, Inc	46
3,228			NetBank, Inc	23
18,040			New York Community Bancorp, Inc	298
7,703			NewAlliance Bancshares, Inc	112
31,458			North Fork Bancorporation, Inc	861
532	*		Northern Empire Bancshares	13
13,153			Northern Trust Corp	682
1,323			Northwest Bancorp, Inc	28
486			OceanFirst Financial Corp	11
5,069			Old National Bancorp	110
1,064			Old Second Bancorp, Inc	32
853			Omega Financial Corp	24
1,295			Oriental Financial Group, Inc	16
3,244			Pacific Capital Bancorp	115
906			Park National Corp	93
3,379			Partners Trust Financial Group, Inc	41
520			Peapack Gladstone Financial Corp	14
762			Pennfed Financial Services, Inc	14
296	*		Pennsylvania Commerce Bancorp, Inc	9
595			Peoples Bancorp, Inc	17
3,916			People’s Bank	122
1,227			PFF Bancorp, Inc	37
506	*		Pinnacle Financial Partners, Inc	13
447			Placer Sierra Bancshares	12
18,764			PNC Financial Services Group, Inc	1,160
17,491			Popular, Inc	370
704	v	*	Popular, Inc	0	^
283			Preferred Bank	13
893			Premierwest Bancorp	12
1,141			PrivateBancorp, Inc	41
1,448			Prosperity Bancshares, Inc	42
2,140			Provident Bankshares Corp	72
349			Provident Financial Holdings	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
4,876		Provident Financial Services, Inc	90
2,753		Provident New York Bancorp	30
100	*	QC Holdings, Inc	1
1,974		R & G Financial Corp (Class B)	26
31,207		Regions Financial Corp	1,066
513		Renasant Corp	16
557		Republic Bancorp, Inc (Class A) (Kentucky)	12
5,382		Republic Bancorp, Inc (Michigan)	64
303		Royal Bancshares of Pennsylvania (Class A)	7
1,811		S&T Bancorp, Inc	67
806		S.Y. Bancorp, Inc	20
1,000		Sandy Spring Bancorp, Inc	35
357		Santander BanCorp	9
577		SCBT Financial Corp	19
740		Seacoast Banking Corp of Florida	17
506		Security Bank Corp	12
370		Sierra Bancorp	8
779	*	Signature Bank	22
1,066		Simmons First National Corp (Class A)	30
6,530		Sky Financial Group, Inc	182
769		Sound Federal Bancorp, Inc	15
4,761		South Financial Group, Inc	131
655		Southside Bancshares, Inc	13
740		Southwest Bancorp, Inc	15
24,520		Sovereign Bancorp, Inc	530
696		State Bancorp, Inc	12
22,156		State Street Corp	1,228
1,199		Sterling Bancorp	24
2,600		Sterling Bancshares, Inc	40
1,778		Sterling Financial Corp (Pennsylvania)	35
2,355		Sterling Financial Corp (Spokane)	59
701		Suffolk Bancorp	24
689		Summit Bancshares, Inc	12
343		Summit Financial Group, Inc	8
532	*	Sun Bancorp, Inc (New Jersey)	11
23,969		SunTrust Banks, Inc	1,744
3,131		Susquehanna Bancshares, Inc	74
2,287	*	SVB Financial Group	107
20,604		Synovus Financial Corp	557
300		Taylor Capital Group, Inc	12
9,088		TCF Financial Corp	247
4,700		TD Banknorth, Inc	136
1,482	*	Texas Capital Bancshares, Inc	33
2,604		Texas Regional Bancshares, Inc (Class A)	74
1,072		TierOne Corp	32
645		Tompkins Trustco, Inc	29
726		Trico Bancshares	17
5,202		Trustco Bank Corp NY	65
3,402		Trustmark Corp	93
6,278		UCBH Holdings, Inc	112
1,044		UMB Financial Corp	67
3,040		Umpqua Holdings Corp	87
543		Union Bankshares Corp	23
3,734		UnionBanCal Corp	257
2,534		United Bankshares, Inc	89
2,128		United Community Banks, Inc	57
1,981		United Community Financial Corp	23

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
500	*	United Financial Bancorp, Inc	6
394		United Security Bancshares	11
792		Univest Corp of Pennsylvania	19
1,587		Unizan Financial Corp	42
121,672		US Bancorp	3,637
1,110		USB Holding Co, Inc	24
7,551		Valley National Bancorp	182
526		Vineyard National Bancorp	16
502	*	Virginia Commerce Bancorp	15
524		Virginia Financial Group, Inc	19
7,937		W Holding Co, Inc	65
104,630		Wachovia Corp	5,531
5,875		Washington Federal, Inc	135
65,781		Washington Mutual, Inc	2,861
881		Washington Trust Bancorp, Inc	23
3,532		Webster Financial Corp	166
111,990		Wells Fargo & Co	7,036
1,534		WesBanco, Inc	47
1,260		West Bancorporation, Inc	24
977		West Coast Bancorp	26
2,316		Westamerica Bancorporation	123
354	*	Western Sierra Bancorp	13
358		Westfield Financial, Inc	9
4,160		Whitney Holding Corp	115
4,525		Wilmington Trust Corp	176
980		Wilshire Bancorp, Inc	17
1,580		Wintrust Financial Corp	87
320		WSFS Financial Corp	20
558		Yardville National Bancorp	19
7,229		Zions Bancorporation	546

		TOTAL DEPOSITORY INSTITUTIONS	92,312

EATING AND DRINKING PLACES - 0.74%
1,322		AFC Enterprises	20
5,687		Applebees International, Inc	128
4,833		Aramark Corp (Class B)	134
758	*	BJ’s Restaurants, Inc	17
2,400		Bob Evans Farms, Inc	55
5,963		Brinker International, Inc	231
395	*	Buffalo Wild Wings, Inc	13
1,314	*	California Pizza Kitchen, Inc	42
3,340		CBRL Group, Inc	117
2,493	*	CEC Entertainment, Inc	85
3,658		CKE Restaurants, Inc	49
10,130		Darden Restaurants, Inc	394
790	*	Dave & Buster’s, Inc	14
2,137		Domino’s Pizza, Inc	52
1,384		IHOP Corp	65
2,536	*	Jack in the Box, Inc	89
2,163	*	Krispy Kreme Doughnuts, Inc	12
1,203		Landry’s Restaurants, Inc	32
1,188		Lone Star Steakhouse & Saloon, Inc	28
1,554	*	Luby’s, Inc	21
528	*	McCormick & Schmick’s Seafood Restaurants, Inc	12
84,243		McDonald’s Corp	2,841
1,720	*	O’Charleys, Inc	27
4,319		Outback Steakhouse, Inc	180

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
575	*	Papa John’s International, Inc	34
1,702	*	PF Chang’s China Bistro, Inc	84
2,362	*	Rare Hospitality International, Inc	72
957	*	Red Robin Gourmet Burgers, Inc	49
4,500		Ruby Tuesday, Inc	117
800	*	Ruth’s Chris Steak House, Inc	14
2,829	*	Ryan’s Restaurant Group, Inc	34
4,074	*	Sonic Corp	120
2,818	*	Texas Roadhouse, Inc (Class A)	44
5,401	*	The Cheesecake Factory, Inc	202
1,689	*	The Steak N Shake Co	29
2,592		Triarc Cos (Class B)	38
7,738		Wendy’s International, Inc	428
19,085		Yum! Brands, Inc	895

		TOTAL EATING AND DRINKING PLACES	6,818

EDUCATIONAL SERVICES - 0.18%
9,446	*	Apollo Group, Inc (Class A)	571
6,639	*	Career Education Corp	224
6,096	*	Corinthian Colleges, Inc	72
4,016	*	DeVry, Inc	80
1,214	*	Educate, Inc	14
4,955	*	Education Management Corp	166
3,070	*	ITT Educational Services, Inc	181
3,319	*	Laureate Education, Inc	174
753	*	Learning Tree International, Inc	10
968		Strayer Education, Inc	91
1,448	*	Universal Technical Institute, Inc	45

		TOTAL EDUCATIONAL SERVICES	1,628

ELECTRIC, GAS, AND SANITARY SERVICES - 3.87%
43,522	*	AES Corp	689
5,196		AGL Resources, Inc	181
10,738	*	Allegheny Energy, Inc	340
1,993		Allete, Inc	88
7,723		Alliant Energy Corp	217
14,191	*	Allied Waste Industries, Inc	124
13,176		Ameren Corp	675
822		American Ecology Corp	12
25,325		American Electric Power Co, Inc	939
1,100		American States Water Co	34
8,681		Aqua America, Inc	237
24,847	*	Aquila, Inc	89
5,341		Atmos Energy Corp	140
2,900		Avista Corp	51
2,253		Black Hills Corp	78
1,000		California Water Service Group	38
770		Cascade Natural Gas Corp	15
1,195	*	Casella Waste Systems, Inc (Class A)	15
20,446		Centerpoint Energy, Inc	263
844		Central Vermont Public Service Corp	15
1,063		CH Energy Group, Inc	49
13,147		Cinergy Corp	558
1,032	*	Clean Harbors, Inc	30
3,305		Cleco Corp	69
14,685	*	CMS Energy Corp	213
556		Connecticut Water Service, Inc	14
15,957		Consolidated Edison, Inc	739

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
11,852		Constellation Energy Group, Inc	683
6,455	*	Covanta Holding Corp	97
406		Crosstex Energy, Inc	26
22,501		Dominion Resources, Inc	1,737
8,642		DPL, Inc	225
11,408		DTE Energy Co	493
61,635		Duke Energy Corp	1,692
5,233		Duquesne Light Holdings, Inc	85
943	*	Duratek, Inc	14
19,348	*	Dynegy, Inc (Class A)	94
21,908		Edison International	955
43,326		El Paso Corp	527
3,388	*	El Paso Electric Co	71
1,602		Empire District Electric Co	33
5,052		Energen Corp	183
9,922		Energy East Corp	226
453		EnergySouth, Inc	12
13,960		Entergy Corp	958
44,302		Exelon Corp	2,354
22,195		FirstEnergy Corp	1,087
26,370		FPL Group, Inc	1,096
4,858		Great Plains Energy, Inc	136
5,200		Hawaiian Electric Industries, Inc	135
2,843		Idacorp, Inc	83
500		ITC Holdings Corp	14
11,365		KeySpan Corp	406
6,388		Kinder Morgan, Inc	587
1,400		Laclede Group, Inc	41
381		Markwest Hydrocarbon, Inc	8
7,850		MDU Resources Group, Inc	257
1,224		Metal Management, Inc	28
1,200		MGE Energy, Inc	41
740		Middlesex Water Co	13
5,518		National Fuel Gas Co	172
1,850		New Jersey Resources Corp	77
3,050		Nicor, Inc	120
18,072		NiSource, Inc	377
8,777		Northeast Utilities	173
1,750		Northwest Natural Gas Co	60
2,408		NorthWestern Corp	75
5,355	*	NRG Energy, Inc	252
7,278		NSTAR	209
6,121		OGE Energy Corp	164
6,761		Oneok, Inc	180
1,000		Ormat Technologies, Inc	26
1,956		Otter Tail Corp	57
2,462		Peoples Energy Corp	86
12,472		Pepco Holdings, Inc	279
24,398		PG&E Corp	906
591	*	Pico Holdings, Inc	19
5,248		Piedmont Natural Gas Co, Inc	127
400	*	Pike Electric Corp	6
6,539		Pinnacle West Capital Corp	270
3,483	*	Plug Power, Inc	18
4,199		PNM Resources, Inc	103
25,698		PPL Corp	756

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES				VALUE (000)
5,000	v	*	Progress Energy Inc (Cvo)	0	^
16,508			Progress Energy, Inc	725
15,850			Public Service Enterprise Group, Inc	1,030
6,554			Puget Energy, Inc	134
5,709			Questar Corp	432
19,500	*		Reliant Energy, Inc	201
8,824			Republic Services, Inc	331
1,126			Resource America, Inc (Class A)	19
7,643			SCANA Corp	301
17,043			Sempra Energy	764
11,447	*		Sierra Pacific Resources	149
510			SJW Corp	23
1,884			South Jersey Industries, Inc	55
49,612			Southern Co	1,713
6,440	*		Southern Union Co	152
2,332			Southwest Gas Corp	62
1,025			Southwest Water Co	15
2,719	*		Stericycle, Inc	160
13,933			TECO Energy, Inc	239
31,852			TXU Corp	1,599
6,965			UGI Corp	144
980			UIL Holdings Corp	45
2,373			Unisource Energy Corp	74
5,260			Vectren Corp	143
3,033	*		Waste Connections, Inc	105
4,374	*		Waste Services, Inc	15
5,944			Westar Energy, Inc	128
3,691			Western Gas Resources, Inc	174
3,300			WGL Holdings, Inc	99
37,856			Williams Cos, Inc	877
7,978			Wisconsin Energy Corp	312
2,680			WPS Resources Corp	148
27,069			Xcel Energy, Inc	500

			TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	35,689

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.89%
1,556	*		Actel Corp	20
3,000			Acuity Brands, Inc	95
7,209	*		Adaptec, Inc	42
8,016	*		ADC Telecommunications, Inc	179
1,193	*		Advanced Energy Industries, Inc	14
26,577	*		Advanced Micro Devices, Inc	813
4,300	*		Aeroflex, Inc	46
11,671	*		Agere Systems, Inc	151
5,454			Alliance One International, Inc	21
24,542	*		Altera Corp	455
11,265			American Power Conversion Corp	248
1,695	*		American Superconductor Corp	13
4,556			Ametek, Inc	194
2,968	*		AMIS Holdings, Inc	32
6,298	*		Amkor Technology, Inc	35
5,926			Amphenol Corp (Class A)	262
24,386			Analog Devices, Inc	875
11,167	*		Andrew Corp	120
21,599	*		Applied Micro Circuits Corp	56
589			Applied Signal Technology, Inc	13
6,045	*		Arris Group, Inc	57

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
2,137	*	Artesyn Technologies, Inc	22
2,332	*	Atheros Communications, Inc	30
23,784	*	Atmel Corp	73
2,512	*	ATMI, Inc	70
3,547		AVX Corp	51
2,164		Baldor Electric Co	56
674		Bel Fuse, Inc (Class B)	21
2,853	*	Benchmark Electronics, Inc	96
18,218	*	Broadcom Corp (Class A)	859
4,435	*	Broadwing Corp	27
18,512	*	Brocade Communications Systems, Inc	75
1,800		C&D Technologies, Inc	14
600	*	Catapult Communications Corp	9
4,523	*	CCE Spinco, Inc	59
2,989	*	C-COR, Inc	15
1,663	*	Ceradyne, Inc	73
2,612	*	Checkpoint Systems, Inc	64
39,460	*	Ciena Corp	117
428,973	*	Cisco Systems, Inc	7,344
908	*	Color Kinetics, Inc	13
1,639	*	Comtech Telecommunications Corp	50
13,590	*	Comverse Technology, Inc	361
32,205	*	Conexant Systems, Inc	73
5,056	*	Cree, Inc	128
2,100		CTS Corp	23
1,000		Cubic Corp	20
2,481	*	Cymer, Inc	88
8,434	*	Cypress Semiconductor Corp	120
981	*	Diodes, Inc	30
2,576	*	Ditech Communications Corp	22
1,861	*	Dolby Laboratories, Inc (Class A)	32
1,939	*	DSP Group, Inc	49
1,168	*	DTS, Inc	17
2,000	*	Electro Scientific Industries, Inc	48
2,542	*	Emcore Corp	19
27,532		Emerson Electric Co	2,057
461	*	EndWave Corp	5
4,840	*	Energizer Holdings, Inc	241
1,537	*	Energy Conversion Devices, Inc	63
3,062	*	EnerSys	40
2,693	*	Evergreen Solar, Inc	29
2,444	*	Exar Corp	31
8,286	*	Fairchild Semiconductor International, Inc	140
11,493	*	Finisar Corp	24
1,486		Franklin Electric Co, Inc	59
26,959	*	Freescale Semiconductor, Inc (Class B)	679
2,934	*	FuelCell Energy, Inc	25
15,290	*	Gemstar-TV Guide International, Inc	40
704,383		General Electric Co	24,689
1,740	*	Genlyte Group, Inc	93
4,587	*	Glenayre Technologies, Inc	15
6,759	*	GrafTech International Ltd	42
1,507	*	Greatbatch, Inc	39
4,525		Harman International Industries, Inc	443
5,636	*	Harmonic, Inc	27
9,019		Harris Corp	388

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES				VALUE (000)
3,168	*		Hexcel Corp	57
56,768			Honeywell International, Inc	2,115
1,800	*		Hutchinson Technology, Inc	51
2,423			Imation Corp	112
13,391	*		Integrated Device Technology, Inc	176
2,100	*		Integrated Silicon Solutions, Inc	14
409,802			Intel Corp	10,229
3,915	*		Interdigital Communications Corp	72
2,148	*		International DisplayWorks, Inc	13
4,333	*		International Rectifier Corp	138
9,806			Intersil Corp (Class A)	244
1,400			Inter-Tel, Inc	27
2,296	*		InterVoice, Inc	18
1,636	*		IXYS Corp	19
102,058	*		JDS Uniphase Corp	241
6,007	*		Kemet Corp	42
7,785			L-3 Communications Holdings, Inc	579
7,863	*		Lattice Semiconductor Corp	34
1,168	*		Leadis Technology, Inc	6
674	*		Lifeline Systems, Inc	25
2,473			Lincoln Electric Holdings, Inc	98
20,177			Linear Technology Corp	728
1,534	*		Littelfuse, Inc	42
1,293			LSI Industries, Inc	20
25,060	*		LSI Logic Corp	200
297,104	*		Lucent Technologies, Inc	790
3,108	*		Mattson Technology, Inc	31
21,862			Maxim Integrated Products, Inc	792
17,191	*		Maxtor Corp	119
5,338			Maytag Corp	100
8,165	*		McData Corp (Class A)	31
943	*		Medis Technologies Ltd	14
9,315	*		MEMC Electronic Materials, Inc	207
1,540	*		Mercury Computer Systems, Inc	32
2,500			Methode Electronics, Inc	25
400	*		Metrologic Instruments, Inc	8
4,755	*		Micrel, Inc	55
13,649			Microchip Technology, Inc	439
38,054	*		Micron Technology, Inc	506
4,228	*		Microsemi Corp	117
4,100	*		Microtune, Inc	17
2,847	*		MIPS Technologies, Inc	16
1,718	*		Mobility Electronics, Inc	17
8,761			Molex, Inc	227
1,129	*		Monolithic Power Systems, Inc	17
2,561	*		Moog, Inc	73
163,433			Motorola, Inc	3,692
7,339	*		MRV Communications, Inc	15
555	*		Multi-Fineline Electronix, Inc	27
300			National Presto Industries, Inc	13
22,900			National Semiconductor Corp	595
4,200	v	*	NCP Litigation Trust	0 ^
694	*		Netlogic Microsystems, Inc	19
24,632	*		Network Appliance, Inc	665
8,585	*		Novellus Systems, Inc	207
11,335	*		Nvidia Corp	414

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
3,866	*	Omnivision Technologies, Inc	77
8,363	*	ON Semiconductor Corp	46
4,212	*	Openwave Systems, Inc	74
1,210	*	Oplink Communications Inc	18
1,276	*	Optical Communication Products, Inc	3
869	*	OSI Systems, Inc	16
1,250		Park Electrochemical Corp	32
1,447	*	Pericom Semiconductor Corp	12
2,260	*	Photronics, Inc	34
2,814	*	Pixelworks, Inc	14
3,309		Plantronics, Inc	94
3,100	*	Plexus Corp	70
2,256	*	PLX Technology, Inc	19
11,897	*	PMC - Sierra, Inc	92
6,839	*	Polycom, Inc	105
1,009	*	Portalplayer, Inc	29
458	*	Powell Industries, Inc	8
1,813	*	Power Integrations, Inc	43
4,438	*	Power-One, Inc	27
7,309	*	Powerwave Technologies, Inc	92
6,266	*	QLogic Corp	204
108,376		Qualcomm, Inc	4,669
3,007	*	Quantum Fuel Systems Technologies Worldwide, Inc	8
6,600	*	Rambus, Inc	107
1,083		Raven Industries, Inc	31
1,663		Regal-Beloit Corp	59
12,915	*	RF Micro Devices, Inc	70
11,678		Rockwell Collins, Inc	543
1,100	*	Rogers Corp	43
35,228	*	Sanmina-SCI Corp	150
10,322		Scientific-Atlanta, Inc	445
1,500	*	Seachange International, Inc	12
5,166	*	Semtech Corp	94
2,383	*	Sigmatel, Inc	31
5,145	*	Silicon Image, Inc	47
2,811	*	Silicon Laboratories, Inc	103
5,900	*	Silicon Storage Technology, Inc	30
86,993	*	Sirius Satellite Radio, Inc	583
10,341	*	Skyworks Solutions, Inc	53
1,632	*	Spatialight, Inc	6
1,300		Spectralink Corp	15
2,490	*	Spectrum Brands, Inc	51
1,279	*	Standard Microsystems Corp	37
745	*	Supertex, Inc	33
12,134	*	Sycamore Networks, Inc	52
2,907	*	Symmetricom, Inc	25
1,530	*	Synaptics, Inc	38
2,804		Technitrol, Inc	48
3,400	*	Tekelec	47
2,389		Teleflex, Inc	155
30,111	*	Tellabs, Inc	328
4,400	*	Terayon Communication Systems, Inc	10
2,944	*	Tessera Technologies, Inc	76
110,198		Texas Instruments, Inc	3,534
4,084	*	Thomas & Betts Corp	171
7,028	*	Transwitch Corp	13

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
3,408	*	Trident Microsystems, Inc	61
9,492	*	Triquint Semiconductor, Inc	42
2,833	*	TTM Technologies, Inc	27
640	*	Ulticom, Inc	6
976	*	Ultralife Batteries, Inc	12
1,466	*	Universal Display Corp	15
1,000	*	Universal Electronics, Inc	17
6,265	*	Utstarcom, Inc	51
3,331	*	Valence Technology, Inc	5
2,523	*	Varian Semiconductor Equipment Associates, Inc	111
1,399	*	Viasat, Inc	37
1,471		Vicor Corp	23
899	*	Virage Logic Corp	9
11,454	*	Vishay Intertechnology, Inc	158
14,636	*	Vitesse Semiconductor Corp	28
1,011	*	Volterra Semiconductor Corp	15
2,980	*	Westell Technologies, Inc	13
4,105		Whirlpool Corp	344
23,357		Xilinx, Inc	589
7,259	*	Zhone Technologies, Inc	15
712	*	Zoltek Cos, Inc	6
2,884	*	Zoran Corp	47

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	82,115

ENGINEERING AND MANAGEMENT SERVICES - 0.74%
1,230	*	Advisory Board Co	59
7,017	*	Amylin Pharmaceuticals, Inc	280
1,368	*	Antigenics, Inc	6
4,841	*	Applera Corp (Celera Genomics Group)	53
4,682	*	Ariad Pharmaceuticals, Inc	27
900		CDI Corp	25
11,272	*	Celgene Corp	730
2,779		Corporate Executive Board Co	249
706	*	CRA International, Inc	34
2,332	*	CuraGen Corp	7
2,408	*	CV Therapeutics, Inc	60
3,808	*	deCODE genetics, Inc	31
1,618	*	DiamondCluster International, Inc	13
5,965	*	Digitas, Inc	75
1,742	*	Diversa Corp	8
3,090	*	eResearch Technology, Inc	47
1,146	*	Essex Corp	19
4,377	*	Exelixis, Inc	41
550	*	Exponent, Inc	16
5,722		Fluor Corp	442
3,419	*	Gen-Probe, Inc	167
1,135	*	Greenfield Online, Inc	7
3,404	*	Harris Interactive, Inc	15
2,802	*	Hewitt Associates, Inc	78
452	*	Huron Consulting Group, Inc	11
4,311	*	ICOS Corp	119
4,807	*	Incyte Corp	26
599	*	Infrasource Services, Inc	8
3,357	*	Isis Pharmaceuticals, Inc	18
3,862	*	Jacobs Engineering Group, Inc	262
1,504	*	Keryx Biopharmaceuticals, Inc	22

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
584		Landauer, Inc	27
907	*	LECG Corp	16
4,403	*	Lexicon Genetics, Inc	16
1,975	*	Lifecell Corp	38
1,864	*	Luminex Corp	22
1,221		MAXIMUS, Inc	45
2,143	*	Maxygen, Inc	16
8,108	*	Monogram Biosciences, Inc	15
16,932		Moody’s Corp	1,040
685	*	MTC Technologies, Inc	19
1,780	*	Myriad Genetics, Inc	37
3,190	*	Navigant Consulting, Inc	70
951	*	Neopharm, Inc	10
1,736	*	Neurogen Corp	11
1,645	*	Orchid Cellmark, Inc	12
21,918		Paychex, Inc	835
2,086	*	Per-Se Technologies, Inc	49
3,106		Pharmaceutical Product Development, Inc	192
2,566	*	PRG-Schultz International, Inc	2
10,576		Quest Diagnostics, Inc	544
2,870	*	Regeneron Pharmaceuticals, Inc	46
3,214	*	Resources Connection, Inc	84
1,318	*	Rigel Pharmaceuticals, Inc	11
4,084	*	Savient Pharmaceuticals, Inc	15
3,182	*	Seattle Genetics, Inc	15
1,392	*	Senomyx, Inc	17
1,234	*	SFBC International, Inc	20
5,223	*	Shaw Group, Inc	152
1,062	*	Sourcecorp	25
1,956	*	Symyx Technologies, Inc	53
358		Sypris Solutions, Inc	4
500	*	Tejon Ranch Co	20
3,521	*	Telik, Inc	60
3,591	*	Tetra Tech, Inc	56
953	*	Trimeris, Inc	11
2,744	*	URS Corp	103
1,753		Washington Group International, Inc	93
2,145		Watson Wyatt & Co Holdings	60

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	6,816

FABRICATED METAL PRODUCTS - 0.36%
2,488	*	Alliant Techsystems, Inc	190
532		Ameron International Corp	24
2,487		Aptargroup, Inc	130
7,038		Ball Corp	280
1,064		CIRCOR International, Inc	27
4,036		Commercial Metals Co	152
838	*	Commercial Vehicle Group, Inc	16
3,558		Crane Co	125
11,261	*	Crown Holdings, Inc	220
380		Dynamic Materials Corp	11
1,240	*	Earle M Jorgensen Co	11
1,604	*	Global Power Equipment Group, Inc	7
1,746	*	Griffon Corp	42
546		Gulf Island Fabrication, Inc	13
16,596		Illinois Tool Works, Inc	1,460
5,881	*	Jacuzzi Brands, Inc	49

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
496		Lifetime Brands, Inc	10
933	*	Mobile Mini, Inc	44
1,321	*	NCI Building Systems, Inc	56
1,422		Silgan Holdings, Inc	51
2,552		Simpson Manufacturing Co, Inc	93
4,037		Snap-On, Inc	152
1,400		Sturm Ruger & Co, Inc	10
444		Sun Hydraulics Corp	9
3,948	*	Taser International, Inc	28
1,000		Valmont Industries, Inc	33
690	*	Water Pik Technologies, Inc	15
1,666		Watts Water Technologies, Inc (Class A)	51

		TOTAL FABRICATED METAL PRODUCTS	3,309

FOOD AND KINDRED PRODUCTS - 2.74%
1,106		American Italian Pasta Co (Class A)	8
51,422		Anheuser-Busch Cos, Inc	2,209
43,928		Archer Daniels Midland Co	1,083
700	*	Boston Beer Co, Inc (Class A)	17
14,917		Campbell Soup Co	444
263		Coca-Cola Bottling Co Consolidated	11
138,187		Coca-Cola Co	5,570
20,011		Coca-Cola Enterprises, Inc	384
34,820		ConAgra Foods, Inc	706
12,755	*	Constellation Brands, Inc (Class A)	335
5,068		Corn Products International, Inc	121
4,436	*	Darling International, Inc	18
13,809		Del Monte Foods Co	144
400		Diamond Foods, Inc	8
650		Farmer Bros Co	13
3,574		Flowers Foods, Inc	98
19,288		General Mills, Inc	951
3,470	*	Gold Kist, Inc	52
23,044		H.J. Heinz Co	777
1,006	*	Hansen Natural Corp	79
7,598	*	Hercules, Inc	86
11,416		Hershey Co	631
5,077		Hormel Foods Corp	166
400		J&J Snack Foods Corp	24
3,464		J.M. Smucker Co	152
16,456		Kellogg Co	711
16,347		Kraft Foods, Inc (Class A)	460
1,829		Lancaster Colony Corp	68
1,746		Lance, Inc	32
686	*	M&F Worldwide Corp	11
9,108		McCormick & Co, Inc (Non-Vote)	282
2,966		Molson Coors Brewing Co (Class B)	199
518		National Beverage Corp	5
919	*	Peet’s Coffee & Tea, Inc	28
9,368		Pepsi Bottling Group, Inc	268
4,434		PepsiAmericas, Inc	103
111,141		PepsiCo, Inc	6,566
2,056	*	Ralcorp Holdings, Inc	82
1,203		Sanderson Farms, Inc	37
52,060		Sara Lee Corp	984
5,841	*	Smithfield Foods, Inc	179
1,787		Tootsie Roll Industries, Inc	52

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
2,378		Topps Co, Inc	18
2,025	*	TreeHouse Foods, Inc	38
16,191		Tyson Foods, Inc (Class A)	277
11,480		Wrigley (Wm.) Jr Co	763

		TOTAL FOOD AND KINDRED PRODUCTS	25,250

FOOD STORES - 0.44%
24,419		Albertson’s, Inc	521
97		Arden Group, Inc (Class A)	9
1,203	*	Great Atlantic & Pacific Tea Co, Inc	38
700		Ingles Markets, Inc (Class A)	11
48,231	*	Kroger Co	911
1,886	*	Panera Bread Co (Class A)	124
1,133	*	Pantry, Inc	53
2,206	*	Pathmark Stores, Inc	22
2,200		Ruddick Corp	47
51,730	*	Starbucks Corp	1,552
964		Weis Markets, Inc	42
8,662		Whole Foods Market, Inc	670
2,108	*	Wild Oats Markets, Inc	26

		TOTAL FOOD STORES	4,026

FORESTRY - 0.14%
5,073		Rayonier, Inc	202
16,086		Weyerhaeuser Co	1,067

		TOTAL FORESTRY	1,269

FURNITURE AND FIXTURES - 0.38%
845		Bassett Furniture Industries, Inc	16
3,367	*	BE Aerospace, Inc	74
2,243		Ethan Allen Interiors, Inc	82
3,459		Furniture Brands International, Inc	77
4,477		Herman Miller, Inc	126
3,609		Hillenbrand Industries, Inc	178
3,605		HNI Corp	198
680		Hooker Furniture Corp	12
3,257	*	Interface, Inc (Class A)	27
12,860		Johnson Controls, Inc	938
2,436		Kimball International, Inc (Class B)	26
3,952		La-Z-Boy, Inc	54
12,744		Leggett & Platt, Inc	293
28,563		Masco Corp	862
18,515		Newell Rubbermaid, Inc	440
2,530	*	Select Comfort Corp	69
778		Stanley Furniture Co, Inc	18
2,894	*	Tempur-Pedic International, Inc	33

		TOTAL FURNITURE AND FIXTURES	3,523

FURNITURE AND HOMEFURNISHINGS STORES - 0.38%
19,487	*	Bed Bath & Beyond, Inc	704
1,937	*	Bell Microproducts, Inc	15
26,763		Best Buy Co, Inc	1,164
12,673		Circuit City Stores, Inc	286
1,370	*	Cost Plus, Inc	23
784	*	Design Within Reach, Inc	4
3,728	*	GameStop Corp	119
1,692	*	Guitar Center, Inc	85

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES				VALUE (000)
1,232			Haverty Furniture Cos, Inc	16
740			Knoll, Inc	13
3,107	*		Linens ‘n Things, Inc	83
3,300	*		Mohawk Industries, Inc	287
1,849			Movie Gallery, Inc	10
6,020			Pier 1 Imports, Inc	53
8,917			RadioShack Corp	187
1,828	*		Restoration Hardware, Inc	11
4,340			Steelcase, Inc (Class A)	69
2,382	*		The Bombay Co, Inc	7
1,215	*		Trans World Entertainment Corp	7
1,789			Tuesday Morning Corp	37
7,725	*		Williams-Sonoma, Inc	333

			TOTAL FURNITURE AND HOMEFURNISHINGS STORES	3,513

GENERAL BUILDING CONTRACTORS - 0.50%
310	*		Avatar Holdings, Inc	17
2,856			Beazer Homes USA, Inc	208
985			Brookfield Homes Corp	49
8,398			Centex Corp	600
289	*		Comstock Homebuilding Cos, Inc	4
18,289			DR Horton, Inc	653
2,166	*		Hovnanian Enterprises, Inc (Class A)	107
5,392			KB Home	392
8,903			Lennar Corp (Class A)	543
1,065			Levitt Corp (Class A)	24
862			M/I Homes, Inc	35
4,500	v	*	Mascotech (Escrow)	0 ^
1,316			McGrath RentCorp	37
2,151			MDC Holdings, Inc	133
1,472	*		Meritage Homes Corp	93
354	*		NVR, Inc	248
1,250	*		Palm Harbor Homes, Inc	24
900	*		Perini Corp	22
14,036			Pulte Homes, Inc	552
3,030			Ryland Group, Inc	219
4,558			Standard-Pacific Corp	168
798			Technical Olympic USA, Inc	17
7,122	*		Toll Brothers, Inc	247
2,431			Walter Industries, Inc	121
2,352	*		WCI Communities, Inc	63
136	*		William Lyon Homes, Inc	14

			TOTAL GENERAL BUILDING CONTRACTORS	4,590

GENERAL MERCHANDISE STORES - 1.82%
2,874	*		99 Cents Only Stores	30
8,000	*		Big Lots, Inc	96
4,714	*		BJ’s Wholesale Club, Inc	139
360			Bon-Ton Stores, Inc	7
2,068	*		Cabela’s, Inc	34
3,355			Casey’s General Stores, Inc	83
481	*		Conn’s, Inc	18
31,997			Costco Wholesale Corp	1,583
4,477			Dillard’s, Inc (Class A)	111
21,835			Dollar General Corp	416
11,037			Family Dollar Stores, Inc	274
17,938			Federated Department Stores, Inc	1,190

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES				VALUE (000)
2,720			Fred’s, Inc	44
13,802			JC Penney Co, Inc	767
919	*		Retail Ventures, Inc	12
8,388	*		Saks, Inc	141
1,757			Stein Mart, Inc	32
58,968			Target Corp	3,242
31,543			TJX Cos, Inc	733
167,204			Wal-Mart Stores, Inc	7,825

			TOTAL GENERAL MERCHANDISE STORES	16,777

HEALTH SERVICES - 1.18%
839	*		Alliance Imaging, Inc	5
2,009	*		Allied Healthcare International, Inc	12
1,257	*		Amedisys, Inc	53
739	*		America Service Group, Inc	12
808	*		American Dental Partners, Inc	15
2,237	*		American Healthways, Inc	101
1,851	*		American Retirement Corp	47
13,644			AmerisourceBergen Corp	565
1,984	*		Amsurg Corp	45
3,367	*		Apria Healthcare Group, Inc	81
7,127	*		Beverly Enterprises, Inc	83
535	*		Bio-Reference Labs, Inc	10
30,517	*		Caremark Rx, Inc	1,581
5,977	*		Community Health Systems, Inc	229
500	*		Corvel Corp	10
4,280	*		Covance, Inc	208
10,714	*		Coventry Health Care, Inc	610
2,321	*		Cross Country Healthcare, Inc	41
6,725	*		DaVita, Inc	341
3,992	*		Edwards Lifesciences Corp	166
1,864	*		Enzo Biochem, Inc	23
8,092	*		Express Scripts, Inc	678
1,379	*		Genesis HealthCare Corp	50
1,525	*		Gentiva Health Services, Inc	23
29,082			HCA, Inc	1,469
16,269			Health Management Associates, Inc (Class A)	357
3,932			Hooper Holmes, Inc	10
696	*		Horizon Health Corp	16
1,831	*		Kindred Healthcare, Inc	47
8,654	*		Laboratory Corp of America Holdings	466
1,374			LCA-Vision, Inc	65
3,672	*		LifePoint Hospitals, Inc	138
6,037	*		Lincare Holdings, Inc	253
1,822	*		Magellan Health Services, Inc	57
5,302			Manor Care, Inc	211
936	*		Matria Healthcare, Inc	36
419	*		Medcath Corp	8
19,912	*		Medco Health Solutions, Inc	1,111
600			National Healthcare Corp	23
5,807	*		Nektar Therapeutics	96
2,544	*		Odyssey HealthCare, Inc	47
1,288			Option Care, Inc	17
2,868	*		PainCare Holdings, Inc	9
1,406	*		Pediatrix Medical Group, Inc	125
6,600	b,v	*	Physician Resource Group, Inc	0	^
1,489	*		Psychiatric Solutions, Inc	88

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
745	*	Radiation Therapy Services, Inc	26
1,200	*	RehabCare Group, Inc	24
4,596	*	Renal Care Group, Inc	217
1,597	*	Sierra Health Services, Inc	128
366	*	Specialty Laboratories, Inc	5
939	*	Stereotaxis, Inc	8
2,498	*	Sunrise Senior Living, Inc	84
1,167	*	Symbion, Inc	27
31,768	*	Tenet Healthcare Corp	243
5,358	*	Triad Hospitals, Inc	210
779	*	U.S. Physical Therapy, Inc	14
2,931	*	United Surgical Partners International, Inc	94
3,259		Universal Health Services, Inc (Class B)	152
774	*	VistaCare, Inc (Class A)	10

		TOTAL HEALTH SERVICES	10,880

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.01%
2,325		Granite Construction, Inc	83

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	83

HOLDING AND OTHER INVESTMENT OFFICES - 2.55%
816	*	4Kids Entertainment, Inc	13
2,760		Aames Investment Corp	18
1,704		Acadia Realty Trust	34
2,248	*	Affiliated Managers Group, Inc	180
1,916		Affordable Residential Communities	18
505		Agree Realty Corp	15
142	*	Alexander’s, Inc	35
1,428		Alexandria Real Estate Equities, Inc	115
8,795		Allied Capital Corp	258
5,664		AMB Property Corp	278
900		American Campus Communities, Inc	22
8,501		American Financial Realty Trust	102
2,312		American Home Mortgage Investment Corp	75
1,959		AMLI Residential Properties Trust	75
7,595		Annaly Mortgage Management, Inc	83
3,218		Anthracite Capital, Inc	34
3,102		Anworth Mortgage Asset Corp	23
6,418		Apartment Investment & Management Co (Class A)	243
4,309		Apollo Investment Corp	77
850		Arbor Realty Trust, Inc	22
13,157		Archstone-Smith Trust	551
4,482		Arden Realty, Inc	201
2,591		Ashford Hospitality Trust, Inc	27
4,904		AvalonBay Communities, Inc	438
996		Bedford Property Investors	22
1,402		Bimini Mortgage Management, Inc (Class A)	13
2,602		BioMed Realty Trust, Inc	63
7,392		Boston Properties, Inc	548
1,212	*	Boykin Lodging Co	15
3,768		Brandywine Realty Trust	105
3,459		BRE Properties, Inc (Class A)	157
3,221		Camden Property Trust	187
1,573		Capital Lease Funding, Inc	17
190		Capital Southwest Corp	17
800		Capital Trust, Inc	23
3,711		CarrAmerica Realty Corp	129

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
2,987		CBL & Associates Properties, Inc	118
1,378		Cedar Shopping Centers, Inc	19
3,200		Centerpoint Properties Trust	158
700		CentraCore Properties Trust	19
442		Cherokee, Inc	15
2,651		Colonial Properties Trust	111
900		Columbia Equity Trust, Inc	15
3,341		Commercial Net Lease Realty, Inc	68
2,361		Corporate Office Properties Trust	84
2,443		Cousins Properties, Inc	69
4,918		Crescent Real Estate Equities Co	97
1,045	*	Criimi MAE, Inc	21
7,195		Developers Diversified Realty Corp	338
700		Digital Realty Trust, Inc	16
10,054		Duke Realty Corp	336
1,377		EastGroup Properties, Inc	62
3,900		ECC Capital Corp	9
2,300		Education Realty Trust, Inc	30
204	*	Enstar Group, Inc	14
1,723		Entertainment Properties Trust	70
4,200		Equity Inns, Inc	57
1,267		Equity Lifestyle Properties, Inc	56
27,406		Equity Office Properties Trust	831
2,470		Equity One, Inc	57
19,383		Equity Residential	758
1,552		Essex Property Trust, Inc	143
2,100		Extra Space Storage, Inc	32
3,528		Federal Realty Investment Trust	214
3,339		FelCor Lodging Trust, Inc	57
3,283		Fieldstone Investment Corp	39
2,899		First Industrial Realty Trust, Inc	112
1,093		First Potomac Realty Trust	29
9,089		Friedman Billings Ramsey Group, Inc	90
11,927		General Growth Properties, Inc	560
1,193		Getty Realty Corp	31
638		Gladstone Capital Corp	14
1,072		Gladstone Investment Corp	15
2,735		Glenborough Realty Trust, Inc	50
2,171		Glimcher Realty Trust	53
1,007		Global Signal, Inc	43
2,000		GMH Communities Trust	31
1,641		Government Properties Trust, Inc	15
1,100		Gramercy Capital Corp	25
956		Harris & Harris Group, Inc	13
9,021		Health Care Property Investors, Inc	231
3,730		Health Care REIT, Inc	126
3,212		Healthcare Realty Trust, Inc	107
1,842		Heritage Property Investment Trust	62
2,903		Highland Hospitality Corp	32
3,647		Highwoods Properties, Inc	104
2,167		Home Properties, Inc	88
3,816		HomeBanc Corp	29
4,570		Hospitality Properties Trust	183
23,413		Host Marriott Corp	444
13,475		HRPT Properties Trust	139
5,056		IMPAC Mortgage Holdings, Inc	48
4,513		Inland Real Estate Corp	67

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
2,862		Innkeepers U.S.A. Trust	46
3,315		Investors Real Estate Trust	31
3,000		iShares Russell 2000 Index Fund	200
2,900		iShares Russell Midcap Index Fund	255
7,312		iStar Financial, Inc	261
300		JER Investors Trust, Inc	5
1,947		Kilroy Realty Corp	121
13,250		Kimco Realty Corp	425
1,900		Kite Realty Group Trust	29
2,000		KKR Financial Corp	48
1,927		LaSalle Hotel Properties	71
3,317		Lexington Corporate Properties Trust	71
5,846		Liberty Property Trust	251
1,314		LTC Properties, Inc	28
2,561		Luminent Mortgage Capital, Inc	19
3,937		Macerich Co	264
4,122		Mack-Cali Realty Corp	178
2,313		Maguire Properties, Inc	71
5,848	*	MeriStar Hospitality Corp	55
5,284		MFA Mortgage Investments, Inc	30
1,279		Mid-America Apartment Communities, Inc	62
3,769		Mills Corp	158
1,500		MortgageIT Holdings, Inc	20
1,400		National Health Investors, Inc	36
476		National Health Realty, Inc	9
4,508		Nationwide Health Properties, Inc	97
3,103		New Century Financial Corp	112
6,949		New Plan Excel Realty Trust	161
2,873		Newcastle Investment Corp	71
1,252		NorthStar Realty Finance Corp	13
1,737		Novastar Financial, Inc	49
4,121		Omega Healthcare Investors, Inc	52
513		One Liberty Properties, Inc	9
573		Origen Financial, Inc	4
2,662		Pan Pacific Retail Properties, Inc	178
946		Parkway Properties, Inc	38
2,448		Pennsylvania Real Estate Investment Trust	92
12,520		Plum Creek Timber Co, Inc	451
2,677		Post Properties, Inc	107
3,044		Prentiss Properties Trust	124
16,211		Prologis	757
1,073		PS Business Parks, Inc	53
5,600		Public Storage, Inc	379
1,730		RAIT Investment Trust	45
992		Ramco-Gershenson Properties	26
5,400		Realty Income Corp	117
5,491		Reckson Associates Realty Corp	198
1,347		Redwood Trust, Inc	56
4,247		Regency Centers Corp	250
598	*	Rockville Financial, Inc	8
700		Saul Centers, Inc	25
3,400		Saxon Capital, Inc	39
3,728		Senior Housing Properties Trust	63
3,170		Shurgard Storage Centers, Inc (Class A)	180
11,526		Simon Property Group, Inc	883
1,224		Sizeler Property Investors, Inc	16

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
2,809		SL Green Realty Corp	215
1,302		Sovran Self Storage, Inc	61
18,500		SPDR Trust Series 1	2,303
4,550		Spirit Finance Corp	52
2,200		Strategic Hotel Capital, Inc	45
1,069		Sun Communities, Inc	34
1,594		Sunstone Hotel Investors, Inc	42
1,844		Tanger Factory Outlet Centers, Inc	53
687	*	Tarragon Corp	14
3,403		Taubman Centers, Inc	118
16,499	*	Telewest Global, Inc	393
6,528		Thornburg Mortgage, Inc	171
1,437		Town & Country Trust	49
6,212		Trizec Properties, Inc	142
4,211		Trustreet Properties, Inc	62
9,216		United Dominion Realty Trust, Inc	216
1,095		Universal Health Realty Income Trust	34
1,407		Urstadt Biddle Properties, Inc (Class A)	23
1,700		U-Store-It Trust	36
6,504		Ventas, Inc	208
7,992		Vornado Realty Trust	667
2,850		Washington Real Estate Investment Trust	87
5,353		Weingarten Realty Investors	202
2,315		Winston Hotels, Inc	23

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	23,534

HOTELS AND OTHER LODGING PLACES - 0.43%
1,418		Ameristar Casinos, Inc	32
2,464	*	Aztar Corp	75
1,131	*	Bluegreen Corp	18
2,948		Boyd Gaming Corp	140
2,410		Choice Hotels International, Inc	101
2,696	*	Gaylord Entertainment Co	117
1,718	*	Great Wolf Resorts, Inc	18
25,749		Hilton Hotels Corp	621
1,142	*	Isle of Capri Casinos, Inc	28
13,056	*	La Quinta Corp	145
1,559	*	Las Vegas Sands Corp	62
1,242		Marcus Corp	29
11,766		Marriott International, Inc (Class A)	788
8,119	*	MGM Mirage	298
604	*	Monarch Casino & Resort, Inc	14
1,437	*	MTR Gaming Group, Inc	15
566	*	Riviera Holdings Corp	9
14,410		Starwood Hotels & Resorts Worldwide, Inc	920
3,748		Station Casinos, Inc	254
2,055	*	Vail Resorts, Inc	68
3,169	*	Wynn Resorts Ltd	174

		TOTAL HOTELS AND OTHER LODGING PLACES	3,926

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.49%
51,062		3M Co	3,957
676	*	Aaon, Inc	12
1,797		Actuant Corp	100
4,600	*	Advanced Digital Information Corp	45
6,268	*	AGCO Corp	104
432		Alamo Group, Inc	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
1,703		Albany International Corp (Class A)	62
12,586		American Standard Cos, Inc	503
54,616	*	Apple Computer, Inc	3,926
110,856		Applied Materials, Inc	1,989
1,200	*	Astec Industries, Inc	39
888	*	ASV, Inc	22
3,264	*	Asyst Technologies, Inc	19
7,081	*	Axcelis Technologies, Inc	34
5,138		Black & Decker Corp	447
1,381		Black Box Corp	65
2,004	*	Blount International, Inc	32
3,368		Briggs & Stratton Corp	131
5,171	*	Brooks Automation, Inc	65
1,372		Bucyrus International, Inc (Class A)	72
2,100		Carlisle Cos, Inc	145
674		Cascade Corp	32
45,270		Caterpillar, Inc	2,615
4,202		CDW Corp	242
5,864	*	Cirrus Logic, Inc	39
7,068	*	Cooper Cameron Corp	293
3,015		Cummins, Inc	271
1,418		Curtiss-Wright Corp	77
16,274		Deere & Co	1,108
163,095	*	Dell, Inc	4,891
4,861		Diebold, Inc	185
4,851		Donaldson Co, Inc	154
3,015	*	Dot Hill Systems Corp	21
13,296		Dover Corp	538
1,400	*	Dresser-Rand Group, Inc	34
463	*	Dril-Quip, Inc	22
10,102		Eaton Corp	678
159,756	*	EMC Corp	2,176
5,823	*	Emulex Corp	115
2,787		Engineered Support Systems, Inc	116
1,375	*	EnPro Industries, Inc	37
7,970	*	Entegris, Inc	75
7,347	*	Extreme Networks, Inc	35
831	*	Fargo Electronics, Inc	16
909	*	Flanders Corp	11
3,771	*	Flowserve Corp	149
4,666	*	FMC Technologies, Inc	200
1,688	*	Gardner Denver, Inc	83
15,479	*	Gateway, Inc	39
673	*	Gehl Co	18
1,525	*	Global Imaging Systems, Inc	53
673		Gorman-Rupp Co	15
4,828		Graco, Inc	176
8,494	*	Grant Prideco, Inc	375
192,145		Hewlett-Packard Co	5,501
1,276	*	Hydril	80
3,430		IDEX Corp	141
3,395	*	Intermec, Inc	115
107,117		International Business Machines Corp	8,805
23,126		International Game Technology	712
1,163	*	Intevac, Inc	15
10,780	*	Jabil Circuit, Inc	400

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES				VALUE (000)
7,951			Joy Global, Inc	318
993	*		Kadant, Inc	18
1,979			Kaydon Corp	64
2,593			Kennametal, Inc	132
2,183	*		Komag, Inc	76
3,600	*		Kulicke & Soffa Industries, Inc	32
9,315	*		Lam Research Corp	332
3,073			Lennox International, Inc	87
8,347	*		Lexmark International, Inc	374
700			Lindsay Manufacturing Co	13
800			Lufkin Industries, Inc	40
2,015			Manitowoc Co, Inc	101
2,549	*		Micros Systems, Inc	123
310	*		Middleby Corp	27
1,516	*		Mikohn Gaming Corp	15
2,342			Modine Manufacturing Co	76
413			Nacco Industries, Inc (Class A)	48
2,164	*		Netgear, Inc	42
1,000			NN, Inc	11
1,903			Nordson Corp	77
6,941	*		Nuance Communications, Inc	53
2,737	*		Oil States International, Inc	87
8,166			Pall Corp	219
2,905	*		Palm, Inc	92
258	*		PAR Technology Corp	7
7,779			Parker Hannifin Corp	513
2,314	*		Paxar Corp	45
6,572			Pentair, Inc	227
1,773	*		ProQuest Co	49
12,525	*		Quantum Corp	38
400	*		Rackable Systems, Inc	11
500	*		RBC Bearings, Inc	8
628	*		Rimage Corp	18
600			Robbins & Myers, Inc	12
11,999			Rockwell Automation, Inc	710
12,124	*		SanDisk Corp	762
744			Sauer-Danfoss, Inc	14
871	*		Scansource, Inc	48
4,306	*		Scientific Games Corp (Class A)	117
16,448	v	*	Seagate Technology, Inc (Escrow)	0 ^
1,100	*		Semitool, Inc	12
14,202			Smith International, Inc	527
65,215	*		Solectron Corp	239
5,063			SPX Corp	232
800			Standex International Corp	22
5,279			Stanley Works	254
2,032			Stewart & Stevenson Services, Inc	43
16,219			Symbol Technologies, Inc	208
1,000			Tecumseh Products Co (Class A)	23
600			Tennant Co	31
3,427	*		Terex Corp	204
5,114			Timken Co	164
2,990			Toro Co	131
881	*		TurboChef Technologies, Inc	13
1,608	*		Ultratech, Inc	26
8,994	*		Varian Medical Systems, Inc	453

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
1,669	*	VeriFone Holdings, Inc	42
1,547		Watsco, Inc	93
14,492	*	Western Digital Corp	270
675		Woodward Governor Co	58
4,849	*	Zebra Technologies Corp (Class A)	208

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	50,725

INSTRUMENTS AND RELATED PRODUCTS - 4.41%
1,214	*	Abaxis, Inc	20
1,059	*	Abiomed, Inc	10
657	*	ADE Corp	16
4,372	*	Advanced Medical Optics, Inc	183
4,200	*	Affymetrix, Inc	201
32,356	*	Agilent Technologies, Inc	1,077
3,618	*	Align Technology, Inc	23
8,772		Allergan, Inc	947
4,631	*	American Medical Systems Holdings, Inc	83
551	*	American Science & Engineering, Inc	34
928		Analogic Corp	44
1,600	*	Anaren, Inc	25
810	*	Animas Corp	20
12,810		Applera Corp (Applied Biosystems Group)	340
600	*	ARGON ST, Inc	19
1,344		Arrow International, Inc	39
1,500	*	Arthrocare Corp	63
1,087	*	Aspect Medical Systems, Inc	37
1,234	*	August Technology Corp	14
371		Badger Meter, Inc	15
7,055		Bard (C.R.), Inc	465
3,662		Bausch & Lomb, Inc	249
41,162		Baxter International, Inc	1,550
4,152		Beckman Coulter, Inc	236
16,682		Becton Dickinson & Co	1,002
16,477		Biomet, Inc	603
1,200	*	Bio-Rad Laboratories, Inc (Class A)	79
1,130	*	Biosite, Inc	64
43,784	*	Boston Scientific Corp	1,072
1,542	*	Bruker BioSciences Corp	7
1,796	*	Caliper Life Sciences, Inc	11
1,038	*	Candela Corp	15
742	*	Cantel Medical Corp	13
2,899	*	Cepheid, Inc	25
961		CNS, Inc	21
2,100	*	Coherent, Inc	62
1,500		Cohu, Inc	34
1,940	*	Conmed Corp	46
2,953		Cooper Cos, Inc	151
5,665	*	Credence Systems Corp	39
1,543	*	Cyberonics, Inc	50
15,875		Danaher Corp	886
800		Datascope Corp	26
5,200		Dentsply International, Inc	279
1,255	*	Dionex Corp	62
1,242	*	DJ Orthopedics, Inc	34
1,830		DRS Technologies, Inc	94
18,715		Eastman Kodak Co	438
1,002		EDO Corp	27

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
2,538	*	Encore Medical Corp	13
1,718	*	ESCO Technologies, Inc	76
1,694	*	Esterline Technologies Corp	63
833	*	Excel Technology, Inc	20
735	*	FARO Technologies, Inc	15
1,709	*	FEI Co	33
8,023	*	Fisher Scientific International, Inc	496
4,309	*	Flir Systems, Inc	96
2,265	*	Formfactor, Inc	55
3,260	*	Fossil, Inc	70
923	*	Foxhollow Technologies, Inc	27
21,787		Guidant Corp	1,411
1,733	*	Haemonetics Corp	85
2,292	*	HealthTronics, Inc	18
850	*	Herley Industries, Inc	14
2,774	*	Hologic, Inc	105
919	*	ICU Medical, Inc	36
1,260	*	I-Flow Corp	18
1,400	*	II-VI, Inc	25
2,022	*	Illumina, Inc	29
2,473	*	Inamed Corp	217
4,300	*	Input/Output, Inc	30
1,332	*	Integra LifeSciences Holdings Corp	47
1,755	*	Intermagnetics General Corp	56
885	*	Intralase Corp	16
2,329	*	Intuitive Surgical, Inc	273
2,044		Invacare Corp	64
1,673	*	Ionatron, Inc	17
1,083	*	IRIS International, Inc	24
512	*	Ista Pharmaceuticals, Inc	3
1,441	*	Itron, Inc	58
2,194	*	Ixia	32
197,479		Johnson & Johnson	11,868
900		Keithley Instruments, Inc	13
520	*	Kensey Nash Corp	11
13,236		Kla-Tencor Corp	653
4,991	*	Kopin Corp	27
1,951	*	Kyphon, Inc	80
656	*	LaBarge, Inc	9
1,257	*	Laserscope	28
542	*	LeCroy Corp	8
4,789	*	Lexar Media, Inc	39
4,233	*	LTX Corp	19
742	*	Measurement Specialties, Inc	18
80,580		Medtronic, Inc	4,639
2,307		Mentor Corp	106
1,469	*	Merit Medical Systems, Inc	18
2,775	*	Mettler-Toledo International, Inc	153
670	*	Micro Therapeutics, Inc	5
3,429	*	Millipore Corp	226
1,938		Mine Safety Appliances Co	70
2,254	*	MKS Instruments, Inc	40
1,101	*	Molecular Devices Corp	32
1,178		Movado Group, Inc	22
1,508		MTS Systems Corp	52
4,644	*	Nanogen, Inc	12

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
3,725		National Instruments Corp	119
300	*	Neurometrix, Inc	8
2,716	*	Newport Corp	37
1,043	*	NuVasive, Inc	19
1,667		Oakley, Inc	24
1,140	*	Palomar Medical Technologies, Inc	40
8,877		PerkinElmer, Inc	209
1,200	*	Photon Dynamics, Inc	22
15,510		Pitney Bowes, Inc	655
1,717		PolyMedica Corp	57
4,700	*	Resmed, Inc	180
4,842	*	Respironics, Inc	180
1,037	*	Rofin-Sinar Technologies, Inc	45
5,730		Roper Industries, Inc	226
688	*	Rudolph Technologies, Inc	9
2,387	*	Sirf Technology Holdings, Inc	71
698	*	Somanetics Corp	22
1,305	*	Sonic Solutions, Inc	20
957	*	SonoSite, Inc	34
24,364	*	St. Jude Medical, Inc	1,223
3,471	*	Star Scientific, Inc	8
4,798		STERIS Corp	120
19,436		Stryker Corp	864
2,566	*	Sybron Dental Specialties, Inc	102
559	*	Symmetry Medical, Inc	11
2,400	*	Techne Corp	135
5,600		Tektronix, Inc	158
2,183	*	Teledyne Technologies, Inc	64
13,483	*	Teradyne, Inc	197
10,823	*	Thermo Electron Corp	326
3,100	*	ThermoGenesis Corp	15
3,489	*	Thoratec Corp	72
3,521	*	Trimble Navigation Ltd	125
1,583	*	TriPath Imaging, Inc	10
688		United Industrial Corp	29
2,410	*	Varian, Inc	96
1,820	*	Veeco Instruments, Inc	32
2,086	*	Ventana Medical Systems, Inc	88
1,897	*	Viasys Healthcare, Inc	49
635	*	Viisage Technology, Inc	11
828	*	Vital Images, Inc	22
400		Vital Signs, Inc	17
7,506	*	Waters Corp	284
1,846	*	Wright Medical Group, Inc	38
63,969	*	Xerox Corp	937
1,200		X-Rite, Inc	12
311		Young Innovations, Inc	11
16,336	*	Zimmer Holdings, Inc	1,102
600	*	Zoll Medical Corp	15

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	40,690

INSURANCE AGENTS, BROKERS AND SERVICE - 0.46%
21,397		AON Corp	769
7,308		Brown & Brown, Inc	223
1,019		Clark, Inc	14
2,076		Crawford & Co (Class B)	12
6,200		Gallagher (Arthur J.) & Co	191

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
19,738		Hartford Financial Services Group, Inc	1,695
2,153		Hilb Rogal & Hobbs Co	83
35,602		Marsh & McLennan Cos, Inc	1,131
2,320		National Financial Partners Corp	122
3,049	*	USI Holdings Corp	42

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	4,282

INSURANCE CARRIERS - 5.39%
2,172		21st Century Insurance Group	35
19,339		Aetna, Inc	1,824
676		Affirmative Insurance Holdings, Inc	10
33,346		Aflac, Inc	1,548
2,273		Alfa Corp	37
328	*	Alleghany Corp	93
44,254		Allstate Corp	2,393
7,039		Ambac Financial Group, Inc	542
2,223		American Equity Investment Life Holding Co	29
3,166		American Financial Group, Inc	121
152,346		American International Group, Inc	10,395
493		American National Insurance Co	58
652	*	American Physicians Capital, Inc	30
3,440	*	AMERIGROUP Corp	67
2,674		AmerUs Group Co	152
1,866	*	Argonaut Group, Inc	61
7,639		Assurant, Inc	332
625		Baldwin & Lyons, Inc (Class B)	15
1,052		Bristol West Holdings, Inc	20
2,823	*	Centene Corp	74
2,096	*	Ceres Group, Inc	11
12,897		Chubb Corp	1,259
8,604		Cigna Corp	961
11,502		Cincinnati Financial Corp	514
2,113	*	Citizens, Inc	12
1,505	*	CNA Financial Corp	49
1,100	*	CNA Surety Corp	16
1,767		Commerce Group, Inc	101
10,017	*	Conseco, Inc	232
1,728		Delphi Financial Group, Inc (Class A)	80
900		Direct General Corp	15
293		Donegal Group, Inc	7
168		EMC Insurance Group, Inc	3
2,919		Erie Indemnity Co (Class A)	155
881		FBL Financial Group, Inc (Class A)	29
10,888		Fidelity National Financial, Inc	401
1,905		Fidelity National Title Group, Inc	46
1,175	*	First Acceptance Corp	12
5,495		First American Corp	249
558	*	Fpic Insurance Group, Inc	19
14,879		Genworth Financial, Inc	515
500		Great American Financial Resources, Inc	10
3,675		Hanover Insurance Group, Inc	154
1,439		Harleysville Group, Inc	38
6,808		HCC Insurance Holdings, Inc	202
7,567	*	Health Net, Inc	390
1,441	*	HealthExtras, Inc	36
2,970		Horace Mann Educators Corp	56
10,971	*	Humana, Inc	596

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
423		Independence Holding Co	8
1,436		Infinity Property & Casualty Corp	53
8,848		Jefferson-Pilot Corp	504
314		Kansas City Life Insurance Co	16
1,406	*	KMG America Corp	13
1,329		LandAmerica Financial Group, Inc	83
5,461		Leucadia National Corp	259
11,692		Lincoln National Corp	620
10,012		Loews Corp	950
661	*	Markel Corp	210
8,906		MBIA, Inc	536
1,767		Mercury General Corp	103
27,532		Metlife, Inc	1,349
6,143		MGIC Investment Corp	404
578		Midland Co	21
720	*	Molina Healthcare, Inc	19
154		National Western Life Insurance Co (Class A)	32
3,921		Nationwide Financial Services, Inc (Class A)	173
590	*	Navigators Group, Inc	26
846		Odyssey Re Holdings Corp	21
4,060		Ohio Casualty Corp	115
12,273		Old Republic International Corp	322
1,212	*	Philadelphia Consolidated Holding Co	117
6,516		Phoenix Cos, Inc	89
1,846	*	PMA Capital Corp (Class A)	17
5,881		PMI Group, Inc	242
1,393		Presidential Life Corp	26
19,764		Principal Financial Group	937
1,820	*	ProAssurance Corp	89
13,240		Progressive Corp	1,546
4,643		Protective Life Corp	203
34,332		Prudential Financial, Inc	2,513
5,790		Radian Group, Inc	339
1,878		Reinsurance Group Of America, Inc	90
400		Republic Cos Group, Inc	6
1,557		RLI Corp	78
8,568		Safeco Corp	484
784		Safety Insurance Group, Inc	32
500	*	SeaBright Insurance Holdings, Inc	8
1,800		Selective Insurance Group, Inc	96
44,828		St. Paul Travelers Cos, Inc	2,002
3,780		Stancorp Financial Group, Inc	189
913		State Auto Financial Corp	33
1,214		Stewart Information Services Corp	59
6,853		Torchmark Corp	381
1,700		Tower Group, Inc	37
1,780		Transatlantic Holdings, Inc	120
648	*	Triad Guaranty, Inc	28
2,200		UICI	78
1,036		United Fire & Casualty Co	42
90,389		UnitedHealth Group, Inc	5,617
3,350		Unitrin, Inc	151
1,679	*	Universal American Financial Corp	25
19,988		UnumProvident Corp	455
7,254		W.R. Berkley Corp	345

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
1,256	*	WellCare Health Plans, Inc	51
41,699	*	WellPoint, Inc	3,327
1,603		Zenith National Insurance Corp	74

		TOTAL INSURANCE CARRIERS	49,767

JUSTICE, PUBLIC ORDER AND SAFETY - 0.01%
2,636	*	Corrections Corp of America	118
600	*	Geo Group, Inc	14

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	132

LEATHER AND LEATHER PRODUCTS - 0.13%
1,264		Brown Shoe Co, Inc	54
25,362	*	Coach, Inc	846
1,554	*	Genesco, Inc	60
600		Steven Madden Ltd	18
3,547	*	Timberland Co (Class A)	115
378		Weyco Group, Inc	7
4,323		Wolverine World Wide, Inc	97

		TOTAL LEATHER AND LEATHER PRODUCTS	1,197

LEGAL SERVICES - 0.01%
2,772	*	FTI Consulting, Inc	76
852		Pre-Paid Legal Services, Inc	33

		TOTAL LEGAL SERVICES	109

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
6,786		Laidlaw International, Inc	158

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	158

LUMBER AND WOOD PRODUCTS - 0.04%
660		American Woodmark Corp	16
4,900	*	Champion Enterprises, Inc	67
742		Deltic Timber Corp	39
7,563	v	Louisiana-Pacific Corp	208
442		Skyline Corp	16
979		Universal Forest Products, Inc	54

		TOTAL LUMBER AND WOOD PRODUCTS	400

METAL MINING - 0.37%
1,482		Cleveland-Cliffs, Inc	131
15,276	*	Coeur d’Alene Mines Corp	61
11,984		Freeport-McMoRan Copper & Gold, Inc (Class A)	645
8,220	*	Hecla Mining Co	33
27,333		Newmont Mining Corp	1,459
6,413		Phelps Dodge Corp	923
1,140		Royal Gold, Inc	40
1,725		Southern Copper Corp	116
3,233	*	Stillwater Mining Co	37

		TOTAL METAL MINING	3,445

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.21%
2,039		Blyth, Inc	43
4,691		Callaway Golf Co	65
835		Charles & Colvard Ltd	17
1,000		Daktronics, Inc	30
546		Escalade, Inc	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
9,781		Fortune Brands, Inc	763
10,248		Hasbro, Inc	207
5,789	*	Identix, Inc	29
1,657	*	Jakks Pacific, Inc	35
3,216	*	K2, Inc	32
1,066		Marine Products Corp	11
27,680		Mattel, Inc	438
2,137		Nautilus, Inc	40
1,217	*	RC2 Corp	43
700		Russ Berrie & Co, Inc	8
2,628	*	Shuffle Master, Inc	66
467	*	Steinway Musical Instruments, Inc	12
3,313		Yankee Candle Co, Inc	85

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,930

MISCELLANEOUS RETAIL - 1.16%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	8
872	*	AC Moore Arts & Crafts, Inc	13
2,156	*	Alloy, Inc	6
20,523	*	Amazon.com, Inc	968
3,540		Barnes & Noble, Inc	151
1,412		Big 5 Sporting Goods Corp	31
374		Blair Corp	15
1,004	*	Blue Nile, Inc	40
5,069		Borders Group, Inc	110
635	*	Build-A-Bear Workshop, Inc	19
2,000		Cash America International, Inc	46
1,116	*	CKX, Inc	14
2,287	*	Coldwater Creek, Inc	70
53,693		CVS Corp	1,419
1,078	*	dELiA*s, Inc	9
124	*	dELiA*s, Inc	0 ^
2,338	*	Dick’s Sporting Goods, Inc	78
7,381	*	Dollar Tree Stores, Inc	177
3,077	*	Drugstore.com, Inc	9
2,059	*	GSI Commerce, Inc	31
2,439	*	Hibbett Sporting Goods, Inc	69
1,216	*	Jill (J.) Group, Inc	23
2,200		Longs Drug Stores Corp	80
9,191		Michaels Stores, Inc	325
3,120		MSC Industrial Direct Co (Class A)	125
1,484	*	Nutri/System, Inc	53
21,101	*	Office Depot, Inc	663
4,757		OfficeMax, Inc	121
840	*	Overstock.com, Inc	24
3,889	*	Petco Animal Supplies, Inc	85
9,662		Petsmart, Inc	248
1,516	*	Priceline.com, Inc	34
35,035	*	Rite Aid Corp	122
6,680	*	Sears Holdings Corp	772
814	*	Sharper Image Corp	8
1,548	*	Sports Authority, Inc	48
1,250	*	Stamps.com, Inc	29
48,938		Staples, Inc	1,111
9,358		Tiffany & Co	358
1,504	*	Valuevision International, Inc (Class A)	19
68,273		Walgreen Co	3,022
1,558		World Fuel Services Corp	52
3,526	*	Zale Corp	89

		TOTAL MISCELLANEOUS RETAIL	10,694

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
MOTION PICTURES - 1.60%
2,781	*	Avid Technology, Inc	152
12,560		Blockbuster, Inc (Class A)	47
840		Carmike Cinemas, Inc	21
94,360	*	CBS Corp	3,076
6,036	*	Denny’s Corp	24
18,836	*	Discovery Holding Co (Class A)	286
2,719	*	DreamWorks Animation SKG, Inc (Class A)	67
3,427	*	Macrovision Corp	57
155,042		News Corp (Class A)	2,411
3,609	*	Pixar	190
2,864		Regal Entertainment Group (Class A)	55
3,067	*	Time Warner Telecom, Inc (Class A)	30
304,333		Time Warner, Inc	5,308
127,569		Walt Disney Co	3,058
390	*	WPT Enterprises, Inc	2

		TOTAL MOTION PICTURES	14,784

NONDEPOSITORY INSTITUTIONS - 2.05%
1,136	*	Accredited Home Lenders Holding Co	56
4,592		Advance America Cash Advance Centers, Inc	57
67		Advanta Corp (Class B)	2
6,423		American Capital Strategies Ltd	232
72,585		American Express Co	3,735
9,244	*	AmeriCredit Corp	237
1,500		Ares Capital Corp	24
645		Asta Funding, Inc	18
919		Beverly Hills Bancorp, Inc	9
20,041		Capital One Financial Corp	1,732
4,471		CapitalSource, Inc	100
2,774		CharterMac	59
14,151		CIT Group, Inc	733
997	*	Collegiate Funding Services LLC	20
1,233	*	CompuCredit Corp	47
39,072		Countrywide Financial Corp	1,336
763		Delta Financial Corp	6
5,925		Doral Financial Corp	63
843	*	Encore Capital Group, Inc	15
64,110		Fannie Mae	3,129
591		Federal Agricultural Mortgage Corp (Class C)	18
1,081		Financial Federal Corp	48
815	*	First Cash Financial Services, Inc	24
1,763		First Marblehead Corp	58
45,607		Freddie Mac	2,980
83,881		MBNA Corp	2,277
3,210		MCG Capital Corp	47
1,165	*	Nelnet, Inc	47
1,181		NGP Capital Resources Co	15
2,600	*	Ocwen Financial Corp	23
28,218		SLM Corp	1,555
300		Student Loan Corp	63
265	*	United PanAm Financial Corp	7
1,585		Westcorp	106
478	*	WFS Financial, Inc	36
1,332	*	World Acceptance Corp	38

		TOTAL NONDEPOSITORY INSTITUTIONS	18,952

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
1,482		AMCOL International Corp	30
1,369		Compass Minerals International, Inc	34
3,187		Florida Rock Industries, Inc	156
6,876		Vulcan Materials Co	466

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	686

OIL AND GAS EXTRACTION - 2.75%
15,654		Anadarko Petroleum Corp	1,483
21,828		Apache Corp	1,496
668	*	Atlas America, Inc	40
1,212	*	ATP Oil & Gas Corp	45
896	*	Atwood Oceanics, Inc	70
22,375		Baker Hughes, Inc	1,360
1,263		Berry Petroleum Co (Class A)	72
875	*	Bill Barrett Corp	34
21,720		BJ Services Co	796
905	*	Bois d’Arc Energy, Inc	14
2,442	*	Brigham Exploration Co	29
25,628		Burlington Resources, Inc	2,209
3,429		Cabot Oil & Gas Corp (Class A)	155
5,312	*	Cal Dive International, Inc	191
871	*	Callon Petroleum Co	15
1,285	*	Carrizo Oil & Gas, Inc	32
3,310	*	Cheniere Energy, Inc	123
24,035		Chesapeake Energy Corp	763
5,163		Cimarex Energy Co	222
732	*	Clayton Williams Energy, Inc	31
2,751	*	Comstock Resources, Inc	84
2,103	*	Delta Petroleum Corp	46
7,600	*	Denbury Resources, Inc	173
29,762		Devon Energy Corp	1,861
3,830		Diamond Offshore Drilling, Inc	266
900	*	Edge Petroleum Corp	22
3,307	*	Encore Acquisition Co	106
3,812	*	Endeavour International Corp	13
2,180	*	Energy Partners Ltd	48
10,201		ENSCO International, Inc	452
8,012		Equitable Resources, Inc	294
3,346	*	Forest Oil Corp	152
3,217	*	FX Energy, Inc	26
4,373	*	Gasco Energy, Inc	29
5,603	*	Global Industries Ltd	64
704	*	Goodrich Petroleum Corp	18
12,950	*	Grey Wolf, Inc	100
29,710		Halliburton Co	1,841
5,743	*	Hanover Compressor Co	81
2,496	*	Harvest Natural Resources, Inc	22
3,449		Helmerich & Payne, Inc	214
1,922	*	Houston Exploration Co	101
3,398	*	KCS Energy, Inc	82
7,537		Kerr-McGee Corp	685
1,692	*	McMoRan Exploration Co	33
6,041	*	Meridian Resource Corp	25
11,424	*	National Oilwell Varco, Inc	716
8,238	*	Newfield Exploration Co	413
5,171	*	Newpark Resources, Inc	39

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES				VALUE (000)
11,486			Noble Energy, Inc	463
26,296			Occidental Petroleum Corp	2,101
1,600	*		Oceaneering International, Inc	80
2,048	*		Parallel Petroleum Corp	35
6,555	*		Parker Drilling Co	71
11,396			Patterson-UTI Energy, Inc	375
361	v	*	PetroCorp (Escrow)	0 ^
3,587	*		PetroHawk Energy Corp	47
1,400	*		Petroleum Development Corp	47
2,768	*		Petroquest Energy, Inc	23
1,329	*		Pioneer Drilling Co	24
8,724			Pioneer Natural Resources Co	447
5,352	*		Plains Exploration & Production Co	213
4,111			Pogo Producing Co	205
10,575	*		Pride International, Inc	325
3,786	*		Quicksilver Resources, Inc	159
8,251			Range Resources Corp	217
1,410	*		Remington Oil & Gas Corp	52
7,354			Rowan Cos, Inc	262
1,575			RPC, Inc	42
1,364	*		SEACOR Holdings, Inc	93
10,724	*		Southwestern Energy Co	385
3,800			St. Mary Land & Exploration Co	140
1,545	*		Stone Energy Corp	70
5,222	*		Superior Energy Services	110
2,001	*		Swift Energy Co	90
2,633	*		Syntroleum Corp	24
2,115	*		Tetra Technologies, Inc	65
3,819			Tidewater, Inc	170
3,187			Todco	121
942	*		Toreador Resources Corp	20
2,432	*		Transmontaigne, Inc	16
1,526	*		Tri-Valley Corp	12
3,093	*		Unit Corp	170
2,260	*		Veritas DGC, Inc	80
3,500			Vintage Petroleum, Inc	187
865			W&T Offshore, Inc	25
1,100	*		Warren Resources, Inc	17
1,889	*		W-H Energy Services, Inc	63
1,935	*		Whiting Petroleum Corp	77
24,017			XTO Energy, Inc	1,055

			TOTAL OIL AND GAS EXTRACTION	25,364

PAPER AND ALLIED PRODUCTS - 0.54%
7,090			Bemis Co	198
3,865			Bowater, Inc	119
1,676	*		Buckeye Technologies, Inc	13
1,977	*		Caraustar Industries, Inc	17
1,356			Chesapeake Corp	23
2,970			Glatfelter	42
4,634	*		Graphic Packaging Corp	10
1,033			Greif, Inc (Class A)	68
32,779			International Paper Co	1,102
31,584			Kimberly-Clark Corp	1,884
3,700			Longview Fibre Co	77
12,455			MeadWestvaco Corp	349
1,971	*		Mercer International, Inc	15

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
1,075		Neenah Paper, Inc	30
3,866		Packaging Corp of America	89
2,695	*	Playtex Products, Inc	37
1,966		Potlatch Corp	100
1,984		Rock-Tenn Co (Class A)	27
1,040		Schweitzer-Mauduit International, Inc	26
16,953	*	Smurfit-Stone Container Corp	240
6,553		Sonoco Products Co	193
7,196		Temple-Inland, Inc	323
3,174		Wausau Paper Corp	38

		TOTAL PAPER AND ALLIED PRODUCTS	5,020

PERSONAL SERVICES - 0.17%
620		Angelica Corp	10
9,052		Cintas Corp	373
1,567	*	Coinstar, Inc	36
1,405		G & K Services, Inc (Class A)	55
22,086		H&R Block, Inc	542
2,700		Jackson Hewitt Tax Service, Inc	75
3,015		Regis Corp	116
21,121		Service Corp International	173
587		Unifirst Corp	18
2,598	*	Weight Watchers International, Inc	129

		TOTAL PERSONAL SERVICES	1,527

PETROLEUM AND COAL PRODUCTS - 4.90%
300	*	Alon USA Energy, Inc	6
5,156		Amerada Hess Corp	654
4,076		Ashland, Inc	236
150,953		Chevron Corp	8,570
92,357		ConocoPhillips	5,373
1,450		ElkCorp	49
15,949		EOG Resources, Inc	1,170
422,776		Exxon Mobil Corp	23,747
3,774		Frontier Oil Corp	142
738	*	Giant Industries, Inc	38
2,769	*	Headwaters, Inc	98
1,378		Holly Corp	81
24,131		Marathon Oil Corp	1,471
11,094		Murphy Oil Corp	599
9,054		Sunoco, Inc	710
4,554		Tesoro Corp	280
39,342		Valero Energy Corp	2,030
1,100		WD-40 Co	29

		TOTAL PETROLEUM AND COAL PRODUCTS	45,283

PRIMARY METAL INDUSTRIES - 0.80%
7,555	*	AK Steel Holding Corp	60
57,956		Alcoa, Inc	1,714
2,148	*	Aleris International, Inc	69
6,601		Allegheny Technologies, Inc	238
3,299		Belden CDT, Inc	81
1,200	*	Brush Engineered Materials, Inc	19
1,656		Carpenter Technology Corp	117
1,235	*	Century Aluminum Co	32
1,500	*	Chaparral Steel Co	45
3,800	*	CommScope, Inc	76

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
100,705	*	Corning, Inc	1,980
1,440	*	Encore Wire Corp	33
2,400	*	General Cable Corp	47
1,633		Gibraltar Industries, Inc	37
4,139		Hubbell, Inc (Class B)	187
2,054	*	Lone Star Technologies, Inc	106
1,977		Matthews International Corp (Class A)	72
2,942	*	Maverick Tube Corp	117
2,431		Mueller Industries, Inc	67
1,498	*	NS Group, Inc	63
10,718		Nucor Corp	715
2,245	*	Oregon Steel Mills, Inc	66
8,740		Precision Castparts Corp	453
1,713		Quanex Corp	86
733		Roanoke Electric Steel Corp	17
1,496	*	RTI International Metals, Inc	57
1,362		Schnitzer Steel Industries, Inc (Class A)	42
2,601		Steel Dynamics, Inc	92
697		Steel Technologies, Inc	20
1,141	*	Superior Essex, Inc	23
1,500		Texas Industries, Inc	75
910	*	Titanium Metals Corp	58
1,864		Tredegar Corp	24
7,519		United States Steel Corp	361
917	*	Wheeling-Pittsburgh Corp	8
4,742		Worthington Industries, Inc	91

		TOTAL PRIMARY METAL INDUSTRIES	7,348

PRINTING AND PUBLISHING - 0.76%
2,726	*	ACCO Brands Corp	67
4,331		American Greetings Corp (Class A)	95
1,700		Banta Corp	85
6,438		Belo (A.H.) Corp Series A	138
2,400		Bowne & Co, Inc	36
3,345	*	Cenveo, Inc	44
734	*	Consolidated Graphics, Inc	35
594		Courier Corp	20
269		CSS Industries, Inc	8
10,104		Dex Media, Inc	274
3,582		Dow Jones & Co, Inc	127
4,463	*	Dun & Bradstreet Corp	299
1,693		Ennis, Inc	31
5,477		EW Scripps Co	263
16,446		Gannett Co, Inc	996
3,853		Harte-Hanks, Inc	102
3,730		Hollinger International, Inc	33
2,000		John H Harland Co	75
3,300		John Wiley & Sons, Inc (Class A)	129
1,862		Journal Communications, Inc	26
2,824		Journal Register Co	42
5,028		Knight Ridder, Inc	318
3,200		Lee Enterprises, Inc	118
1,522	*	Martha Stewart Living Omnimedia, Inc (Class A)	27
1,372		McClatchy Co (Class A)	81
25,100		McGraw-Hill Cos, Inc	1,296
1,680		Media General, Inc (Class A)	85
2,746		Meredith Corp	144

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
9,702		New York Times Co (Class A)	257
945	*	Playboy Enterprises, Inc (Class B)	13
2,200	*	Presstek, Inc	20
9,402	*	Primedia, Inc	15
1,771	*	R.H. Donnelley Corp	109
14,343		R.R. Donnelley & Sons Co	491
6,850		Reader’s Digest Association, Inc (Class A)	104
600		Schawk, Inc	12
2,073	*	Scholastic Corp	59
1,179		Standard Register Co	19
576		Thomas Nelson, Inc	14
15,925		Tribune Co	482
3,518	*	Valassis Communications, Inc	102
366		Washington Post Co (Class B)	280

		TOTAL PRINTING AND PUBLISHING	6,971

RAILROAD TRANSPORTATION - 0.58%
24,979		Burlington Northern Santa Fe Corp	1,769
14,558		CSX Corp	739
2,172		Florida East Coast Industries	92
1,567	*	Genesee & Wyoming, Inc (Class A)	59
5,512	*	Kansas City Southern Industries, Inc	134
26,743		Norfolk Southern Corp	1,199
17,385		Union Pacific Corp	1,400

		TOTAL RAILROAD TRANSPORTATION	5,392

REAL ESTATE - 0.11%
2,872	*	Alderwoods Group, Inc	46
520	*	California Coastal Communities, Inc	20
3,368	*	CB Richard Ellis Group, Inc	198
378		Consolidated-Tomoka Land Co	27
4,444		Forest City Enterprises, Inc (Class A)	169
2,179		Jones Lang LaSalle, Inc	110
900		Orleans Homebuilders, Inc	16
5,110		St. Joe Co	343
7,137		Stewart Enterprises, Inc (Class A)	39
2,118	*	Trammell Crow Co	54
300	*	ZipRealty, Inc	3

		TOTAL REAL ESTATE	1,025

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.11%
1,193	*	Applied Films Corp	25
4,500		Cooper Tire & Rubber Co	69
623	*	Deckers Outdoor Corp	17
10,579	*	Goodyear Tire & Rubber Co	184
3,319	*	Jarden Corp	100
2,068		Schulman (A.), Inc	44
5,633	*	Sealed Air Corp	316
1,100	*	Skechers U.S.A., Inc (Class A)	17
2,188		Spartech Corp	48
861		Titan International, Inc	15
714	*	Trex Co, Inc	20

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
3,650		Tupperware Corp	82
1,884		West Pharmaceutical Services, Inc	47

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	984

SECURITY AND COMMODITY BROKERS - 2.55%
5,277		A.G. Edwards. Inc	247
14,597		Ameriprise Financial, Inc	598
15,965		Ameritrade Holding Corp	383
1,974	*	Archipelago Holdings, Inc	98
7,593		Bear Stearns Cos, Inc	877
465		BKF Capital Group, Inc	9
1,430		BlackRock, Inc	155
1,547		Calamos Asset Management, Inc (Class A)	49
150	*	Cbot Holdings, Inc	14
70,748		Charles Schwab Corp	1,038
2,296		Chicago Mercantile Exchange Holdings, Inc	844
586		Cohen & Steers, Inc	11
24,794	*	E*Trade Financial Corp	517
8,827		Eaton Vance Corp	242
5,631		Federated Investors, Inc (Class B)	209
10,754		Franklin Resources, Inc	1,011
448		GAMCO Investors, Inc	20
394	*	GFI Group, Inc	19
26,014		Goldman Sachs Group, Inc	3,322
803		Greenhill & Co, Inc	45
1,300	*	IntercontinentalExchange, Inc	47
761	*	International Securities Exchange, Inc	21
3,127	*	Investment Technology Group, Inc	111
15,473		Janus Capital Group, Inc	288
3,529		Jefferies Group, Inc	159
8,064	*	Knight Capital Group, Inc	80
3,465	*	LaBranche & Co, Inc	35
7,563		Legg Mason, Inc	905
18,307		Lehman Brothers Holdings, Inc	2,346
1,518	*	MarketAxess Holdings, Inc	17
62,805		Merrill Lynch & Co, Inc	4,254
72,699		Morgan Stanley	4,125
582	*	Morningstar, Inc	20
2,980	*	Nasdaq Stock Market, Inc	105
3,657		Nuveen Investments, Inc	156
1,419		optionsXpress Holdings, Inc	35
1,356	*	Piper Jaffray Cos	55
4,251		Raymond James Financial, Inc	160
870		Sanders Morris Harris Group, Inc	14
4,185		SEI Investments Co	155
501	*	Stifel Financial Corp	19
1,151		SWS Group, Inc	24
8,760		T Rowe Price Group, Inc	631
98		Value Line, Inc	3
5,415		Waddell & Reed Financial, Inc (Class A)	114

		TOTAL SECURITY AND COMMODITY BROKERS	23,587

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES				VALUE (000)
SOCIAL SERVICES - 0.01%
1,834	*		Bright Horizons Family Solutions, Inc	68
617	*		Providence Service Corp	18
1,211	*		Res-Care, Inc	21

			TOTAL SOCIAL SERVICES	107

SPECIAL TRADE CONTRACTORS - 0.05%
2,453	*		AsiaInfo Holdings, Inc	10
1,686			Chemed Corp	84
2,673			Comfort Systems USA, Inc	24
3,450	*		Dycom Industries, Inc	76
1,050	*		EMCOR Group, Inc	71
1,632	*		Insituform Technologies, Inc (Class A)	32
685	*		Layne Christensen Co	17
7,852	*		Quanta Services, Inc	103

			TOTAL SPECIAL TRADE CONTRACTORS	417

STONE, CLAY, AND GLASS PRODUCTS - 0.11%
2,068			Apogee Enterprises, Inc	34
1,725	*		Cabot Microelectronics Corp	51
1,443			CARBO Ceramics, Inc	82
1,237			Eagle Materials, Inc	151
10,662			Gentex Corp	208
2,319			Lafarge North America, Inc	128
1,000			Libbey, Inc	10
10,234	*		Owens-Illinois, Inc	215
2,500	b,	*	USG Corp	162

			TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,041

TEXTILE MILL PRODUCTS - 0.01%
732	*		Dixie Group, Inc	10
874			Oxford Industries, Inc	48
905			Xerium Technologies, Inc	8

			TOTAL TEXTILE MILL PRODUCTS	66

TOBACCO PRODUCTS - 1.25%
137,496			Altria Group, Inc	10,274
4,176			Loews Corp (Carolina Group)	184
5,747			Reynolds American, Inc	548
1,760			Universal Corp (Virginia)	76
11,122			UST, Inc	454
1,727			Vector Group Ltd	31

			TOTAL TOBACCO PRODUCTS	11,567

TRANSPORTATION BY AIR - 0.43%
3,864	*		ABX Air, Inc	30
5,873	*		Airtran Holdings, Inc	94
1,734	*		Alaska Air Group, Inc	62
10,953	*		AMR Corp	243
4,581	*		Continental Airlines, Inc (Class B)	97

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
2,263	*	EGL, Inc	85
2,603	*	ExpressJet Holdings, Inc	21
20,120		FedEx Corp	2,080
2,150	*	Frontier Airlines, Inc	20
9,445	*	JetBlue Airways Corp	145
782	*	MAIR Holdings, Inc	4
2,151	*	Mesa Air Group, Inc	22
1,574	*	Offshore Logistics, Inc	46
1,500	*	Pinnacle Airlines Corp	10
347	*	Republic Airways Holdings, Inc	5
4,035		Skywest, Inc	108
51,657		Southwest Airlines Co	849
1,552	*	World Air Holdings, Inc	15

		TOTAL TRANSPORTATION BY AIR	3,936

TRANSPORTATION EQUIPMENT - 2.41%
1,197		A.O. Smith Corp	42
2,761	*	AAR Corp	66
772	*	Accuride Corp	10
1,438	*	Aftermarket Technology Corp	28
2,936		American Axle & Manufacturing Holdings, Inc	54
1,100		Arctic Cat, Inc	22
2,301	*	Armor Holdings, Inc	98
4,699		ArvinMeritor, Inc	68
6,146		Autoliv, Inc	279
54,786		Boeing Co	3,848
6,584		Brunswick Corp	268
3,374		Clarcor, Inc	100
1,035		Coachmen Industries, Inc	12
10,224		Dana Corp	73
3,359		Federal Signal Corp	50
3,728	*	Fleetwood Enterprises, Inc	46
117,280		Ford Motor Co	905
543		Freightcar America, Inc	26
3,656	*	GenCorp, Inc	65
13,280		General Dynamics Corp	1,515
30,564		General Motors Corp	594
11,734		Genuine Parts Co	515
8,131		Goodrich Corp	334
394		Greenbrier Cos, Inc	11
1,297	*	Group 1 Automotive, Inc	41
18,850		Harley-Davidson, Inc	971
2,800		Harsco Corp	189
2,622	*	Hayes Lemmerz International, Inc	9
1,585		Heico Corp	41
6,203		ITT Industries, Inc	638
3,200		JLG Industries, Inc	146
500	*	K&F Industries Holdings, Inc	8
1,612		Kaman Corp (Class A)	32
24,551		Lockheed Martin Corp	1,562
3,152		Martin Marietta Materials, Inc	242
1,720		Monaco Coach Corp	23

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES				VALUE (000)
3,775	*		Navistar International Corp	108
441			Noble International Ltd	9
23,847			Northrop Grumman Corp	1,434
3,100	*		Orbital Sciences Corp	40
4,900			Oshkosh Truck Corp	219
11,489			Paccar, Inc	795
9,982	*		Pactiv Corp	220
2,935			Polaris Industries, Inc	147
640	*		R&B, Inc	6
30,210			Raytheon Co	1,213
420	*		Sequa Corp (Class A)	29
500			Standard Motor Products, Inc	5
1,631			Superior Industries International, Inc	36
2,719	*		Tenneco, Inc	53
7,902			Textron, Inc	608
2,448			Thor Industries, Inc	98
2,774			Trinity Industries, Inc	122
1,426	*		Triumph Group, Inc	52
2,648	*		TRW Automotive Holdings Corp	70
67,847			United Technologies Corp	3,793
9,045	*		Visteon Corp	57
1,883			Wabash National Corp	36
3,132			Westinghouse Air Brake Technologies Corp	84
2,242			Winnebago Industries, Inc	75

			TOTAL TRANSPORTATION EQUIPMENT	22,240

TRANSPORTATION SERVICES - 0.20%
800			Ambassadors Group, Inc	18
11,520			CH Robinson Worldwide, Inc	427
783	*		Dynamex, Inc	15
11,980	*		Expedia, Inc	287
7,094			Expeditors International Washington, Inc	479
2,972			GATX Corp	107
1,410	*		HUB Group, Inc	50
4,499			Lear Corp	128
39,967	v	*	McLeod (Escrow)	0 ^
2,493			Pacer International, Inc	65
1,800	*		Pegasus Solutions, Inc	16
2,021	*		RailAmerica, Inc	22
8,602			Sabre Holdings Corp	208

			TOTAL TRANSPORTATION SERVICES	1,822

TRUCKING AND WAREHOUSING - 0.46%
1,500			Arkansas Best Corp	66
3,458			CNF, Inc	193
424	*		Covenant Transport, Inc (Class A)	6
2,242			Forward Air Corp	82
1,009	*		Frozen Food Express Industries	11
3,217			Heartland Express, Inc	65

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
8,000		J.B. Hunt Transport Services, Inc	181
3,956		Landstar System, Inc	165
952	*	Marten Transport Ltd	17
1,717	*	Old Dominion Freight Line	46
421	*	P.A.M. Transportation Services, Inc	8
900	*	SCS Transportation, Inc	19
1,500	*	SIRVA, Inc	12
3,105	*	Swift Transportation Co, Inc	63
400	*	U.S. Xpress Enterprises, Inc (Class A)	7
40,646		United Parcel Service, Inc (Class B)	3,055
200	*	Universal Truckload Services, Inc	5
341	*	USA Truck, Inc	10
3,416		Werner Enterprises, Inc	67
3,917	*	Yellow Roadway Corp	175

		TOTAL TRUCKING AND WAREHOUSING	4,253

WATER TRANSPORTATION - 0.04%
2,950		Alexander & Baldwin, Inc	160
844	*	Gulfmark Offshore, Inc	25
972	*	Hornbeck Offshore Services, Inc	32
1,507	*	Kirby Corp	79
583		Maritrans, Inc	15
2,396	*	Odyssey Marine Exploration, Inc	8
1,898		Overseas Shipholding Group, Inc	96

		TOTAL WATER TRANSPORTATION	415

WHOLESALE TRADE-DURABLE GOODS - 0.44%
384	*	1-800 Contacts, Inc	4
5,979		Adesa, Inc	146
2,158		Agilysys, Inc	39
2,071		Applied Industrial Technologies, Inc	70
8,011	*	Arrow Electronics, Inc	257
2,054	*	Aviall, Inc	59
9,201	*	Avnet, Inc	220
1,038		Barnes Group, Inc	34
1,102	*	Beacon Roofing Supply, Inc	32
691		BlueLinx Holdings, Inc	8
3,772		BorgWarner, Inc	229
878		Building Material Holding Corp	60
702	*	Castle (A.M.) & Co	15
7,864	*	Cytyc Corp	222
1,490	*	Digi International, Inc	16
752	*	Drew Industries, Inc	21
2,198	*	Genesis Microchip, Inc	40
4,258		Hughes Supply, Inc	153
913	*	Huttig Building Products, Inc	8
8,207		IKON Office Solutions, Inc	85
8,393	*	Ingram Micro, Inc (Class A)	167
3,362	*	Insight Enterprises, Inc	66
800	*	Interline Brands, Inc	18
1,077	*	Keystone Automotive Industries, Inc	34

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
3,799		Knight Transportation, Inc	79
300		Lawson Products, Inc	11
1,014	*	LKQ Corp	35
1,163	*	Merge Technologies, Inc	29
300	*	MWI Veterinary Supply, Inc	8
1,454	*	Navarre Corp	8
7,718		Omnicare, Inc	442
2,729		Owens & Minor, Inc	75
9,236	*	Patterson Cos, Inc	308
4,013		PEP Boys-Manny Moe & Jack	60
4,800	*	PSS World Medical, Inc	71
1,959		Reliance Steel & Aluminum Co	120
1,661		Ryerson Tull, Inc	40
3,706		SCP Pool Corp	138
255	*	Strattec Security Corp	10
4,029	*	Tech Data Corp	160
3,517	*	Tyler Technologies, Inc	31
4,991		W.W. Grainger, Inc	355
2,165	*	WESCO International, Inc	93
744	*	West Marine, Inc	10

		TOTAL WHOLESALE TRADE-DURABLE GOODS	4,086

WHOLESALE TRADE-NONDURABLE GOODS - 0.94%
4,181		Airgas, Inc	138
2,283	*	Allscripts Healthcare Solutions, Inc	31
2,511	*	BioScrip, Inc	19
3,695		Brown-Forman Corp (Class B)	256
28,304		Cardinal Health, Inc	1,946
909	*	Central European Distribution Corp	36
10,129	*	Dean Foods Co	381
3,261	*	Endo Pharmaceuticals Holdings, Inc	99
284	*	Green Mountain Coffee Roasters, Inc	12
1,696	*	Hain Celestial Group, Inc	36
1,800		Handleman Co	22
5,863	*	Henry Schein, Inc	256
500		Kenneth Cole Productions, Inc (Class A)	13
1,830		K-Swiss, Inc (Class A)	59
231	*	Maui Land & Pineapple Co, Inc	8
20,175		McKesson Corp	1,041
3,103	*	Men’s Wearhouse, Inc	91
1,570		Myers Industries, Inc	23
785		Nash Finch Co	20
12,512		Nike, Inc (Class B)	1,086
3,652		Nu Skin Enterprises, Inc (Class A)	64
718	*	Nuco2, Inc	20
3,222	*	Performance Food Group Co	91
652	*	Perry Ellis International, Inc	12
303	*	Provide Commerce, Inc	10
3,250		Reebok International, Ltd	189
29,497		Safeway, Inc	698
1,539	*	School Specialty, Inc	56
900	*	Smart & Final, Inc	12
2,212	*	Source Interlink Cos, Inc	25
1,382	*	Spartan Stores, Inc	14
2,696		Stride Rite Corp	37

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES					VALUE (000)
9,074		Supervalu, Inc			295
42,078		Sysco Corp			1,307
442		The Andersons, Inc			19
2,162	*	Tractor Supply Co			114
2,582	*	United Natural Foods, Inc			68
2,230	*	United Stationers, Inc			108
423		Valhi, Inc			8

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			8,720

		TOTAL COMMON STOCKS (Cost $692,770)			922,345

PRINCIPAL			RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 0.10%
U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 0.10%
$930,000		Federal National Mortgage Association (FNMA)	3.350	01/03/06	930

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			930

		TOTAL SHORT-TERM INVESTMENTS (Cost $930)			930

		TOTAL PORTFOLIO - 100.01% (Cost $693,720)			923,275
		OTHER ASSETS & LIABILITIES, NET - (0.01%)			(74)

		NET ASSETS - 100.00%			$923,201

*	Non-income producing

**	Percentage represents less than 0.01%

^	Amount represents less than $1,000

b	In bankruptcy

d	All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements on open futures contracts.

v	Security valued at fair value.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

Open Futures Contracts:	Number of Contracts	Market Value	Expiration Date	Unrealized Loss
E-mini Russell 2000 Index	2	$135,660	March 2006	(2,545)
E-mini S&P 500 Index	7	439,180	March 2006	(4,023)

		574,840		(6,568)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Mangers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a) Evaluation of disclosure controls and procedures. An evaluation was performed within 90 days from the date hereof under the supervision of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the principal executive officer and principal financial officer, concluded that the registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) Changes in internal controls. There were no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s first fiscal half-year that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1)	Code of Ethics (EX-99.CODE ETH)

12(a)(2)(i)	Section 302 certification of the principal executive officer (EX-99.CERT)

12(a)(2)(ii)	Section 302 certification of the principal financial officer (EX-99.CERT)

12(b)	Section 906 certification.(EX-99.906CERT)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Date: February 7, 2006	By:	/s/ Bertram L. Scott
Bertram L. Scott
Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: February 7, 2006	By:	/s/ Bertram L. Scott
Bertram L. Scott
Executive Vice President
(principal executive officer)

Date: February 7, 2006	By:	/s/ Russell Noles
Russell Noles
Vice President and Acting Chief Financial Officer
(acting principal financial officer)

EXHIBIT LIST

Item 12. Exhibits.

12(a)(1)	Code of Ethics (EX-99.CODE ETH)

12(a)(2)(i)	Section 302 certification of the principal executive officer (EX-99. CERT)

12(a)(2)(ii)	Section 302 certification of the principal financial officer (EX-99. CERT)

12(b)	Section 906 certification (EX-99.906 CERT)